DUPREE MUTUAL FUNDS

DECEMBER 31, 2000

SEMI ANNUAL REPORT
TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc., began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the state of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the fund's investment advisor. The fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987; Intermediate Government Bond Series in 1992; Tennessee Tax-Free Income Series in 1993; Tennessee Tax-Free Short-to-Medium Series in 1994; North Carolina Tax-Free Income Series in 1995; North Carolina Tax-Free Short-to-Medium Series in 1995; Alabama Tax-Free Income Series in 2000, and Mississippi Tax-Free Income Series in 2000.

Today, after more than 50 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% "no-load" municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we're doing.

TABLE OF CONTENTS

Presidents letter                                      i

FINANCIAL STATEMENTS
Alabama Tax-Free Income Series                         1
Kentucky Tax-Free Income Series                        5
Kentucky Tax-Free Short-to-Medium Series              11
Mississippi Tax-Free Income Series                    15
North Carolina Tax-Free Income Series                 19
North Carolina Tax-Free Short-to-Medium Series        23
Tennessee Tax-Free Income Series                      27
Tennessee Tax-Free Short-to-Medium Series             32
Intermediate Government Bond Series                   36
Notes to Financial Statements                         39

To the Shareholders of
Dupree Mutual Funds
ALABAMA TAX-FREE INCOME SERIES
KENTUCKY TAX-FREE INCOME SERIES
KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
MISSISSIPPI TAX-FREE INCOME SERIES
NORTH CAROLINA TAX-FREE INCOME SERIES
NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
TENNESSEE TAX-FREE INCOME SERIES
TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
INTERMEDIATE GOVERNMENT BOND SERIES

July 1, 2000 - December 31, 2000


INVESTMENT PERFORMANCE:

         This last half of the calendar year was one of rising interest rates and declining bond prices. Municipal bonds declined somewhat less in price than Treasury bonds during the period.

         The ALABAMA TAX-FREE INCOME SERIES began the period at a price of $10.31 per share with total assets of $221,864. At the period's end its price per share was $10.83 and total assets were $532,322. There was no capital gains distribution during the period.

         The KENTUCKY TAX-FREE INCOME SERIES began the period at a price of $7.22 per share with total assets of $416,957,445. At the period's end its price per share was $7.43 and total assets were $443,242,436. There was no capital gains distribution during the period.

         The KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES began the period at $5.09 per share with total assets of $51,205,495. On December 31st the price per share was $5.18 and total assets were $50,148,859. There was no capital gains distribution during the period.

         The MISSISSIPPI TAX-FREE INCOME SERIES began the period at a price of $10.35 per share with total assets of $238,311. At the period's end its price per share was $10.85 and total assets were $457,184. There was no capital gains distribution during the period.

         The NORTH CAROLINA TAX-FREE INCOME SERIES began the period at a price of $10.21 per share with total assets of $21,660,179. On December 31st the Income Series had assets of $10.77 and a price of $23,778,381. There was no capital gains distribution during the period.

         The NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES began the period at $9.94 per share with total assets of $4,246,351. On December 31st this series had assets of $10.14 and a price of $4,678,001. There was no capital gains distribution.

         The TENNESSEE TAX-FREE INCOME SERIES began the period at $10.32 with total assets of $40,524,301. On December 31st price per share was $10.77 and total assets were $41,970,193. There was no capital gains distribution.

         The TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES began the period at a price of $10.18 per share with total assets of $6,415,480. At year end price per share was $10.37 with total assets of $6,700,067. There was no capital gains distribution.

         The INTERMEDIATE GOVERNMENT BOND SERIES began the period at $9.43 per share and ended December 31st at $9.85. Total assets at the beginning of the period were $10,167,292 and at the end of the period were $10,756,881. There was no capital gains distribution during the period.

OVERVIEW:

         The thirty-year Treasury Bond yield started the period at a rate of 6.48% and declined to 5.45% at the period's end. This dramatic decline in rates reflected Treasury use of surplus for buy-ins and the rapid decline of the stock market. Six months ago I said, "There will, however, again be a day when investors will see the wisdom to balancing their investment portfolios with a substantial portion of bonds. The unanswerable question is, "when?" That question is now answered. There is a strong likelihood that 2001 will see a return to sanity in the stock market and a return of bonds to many portfolios.

         I am pleased to report that our MORNINGSTAR ratings continue to be among the very best for all our funds. At the period's end six of our series were five star and one was four star.

         THE LOYALTY OF SHAREHOLDERS has had much to do with our growth during this period. If you have questions or suggestions feel free to call us at (800) 866-0614 or, in Lexington, at 254-7741. In North Carolina you can also call Carolina Financial Group, Inc. at (800) 284-2562.

                           Yours truly,

                           /s/ Thomas P. Dupree
                           Thomas P. Dupree, Sr.
                           President

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES                                                                   UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
ALABAMA MUNICIPAL BONDS -- 100%
DECEMBER 31, 2000

                                                                              MATURITY
BOND DESCRIPTION                                                   COUPON       DATE     RATING#   PAR VALUE        MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
72.11% of Net Assets

AL Private Colleges & University Facilities Authorty Revenue        5.900    09/01/2016  Aaa/AAA*    $ 10,000          $ 10,626
Alabama State Docks Department Docks Facilities Revenue             5.500    10/01/2022  Aaa/AAA*      20,000            20,361
Alabama Water Pollution Control Authority                           5.500    08/15/2016  Aaa/AAA*      10,000            10,232
Birmingham AL Airport Authority Airport Revenue                     5.250    07/01/2020  Aaa/AAA*      10,000            10,032
Birmingham AL Multifamily Housing Revenue - Beaconview              5.600    07/01/2020  Aaa/AAA*      20,000            20,408
Colbert County Northwest AL Health Care Facility                    5.750    06/01/2015  Aaa/AAA*      10,000            10,452
Colbert County-Northwest AL Healthcare Authority                    5.750    06/01/2020  Aaa/AAA*      20,000            20,635
DCH Health Care Authority AL Health Care Facility                   5.500    06/01/2013  Aaa/AAA*      10,000            10,307
Fort Payne Warrants                                                 5.500    05/01/2016  Aaa/AAA*      10,000            10,328
Houston County AL Warrants                                          5.650    10/15/2015  Aaa/AAA*      25,000            26,512
Houston County AL Health Care - SE Alabama Medical Center           5.750    10/01/2022  Aaa/AAA*      10,000            10,171
Huntsville ALA Public Educational Building - A&M                    5.600    06/01/2014     A*         20,000            20,422
Jefferson County AL Board of Education Capital Outlay               5.800    02/15/2020  AAA/AAA*      10,000            10,440
Lee County AL Warrants                                              5.500    02/01/2021  Aaa/AAA*      15,000            15,283
Northeast AL Water Sewer & Fire Protection District Water           5.700    05/01/2023  Aaa/AAA*      20,000            20,198
Nortwest AL Gas District Gas System Revenue                         5.900    05/01/2020     Aaa        35,000            36,951
Phenix City AL School Warrants                                      5.450    08/01/2016  Aaa/AAA*      10,000            10,401
St Clair County Board of Education School Tax Anticipation          5.500    02/01/2016  Aaa/AAA*      10,000            10,400
Southeast AL Gas District System Revenue Series A                   5.500    06/01/2020     Aaa        10,000            10,247
University of Alabama Revenue - Birmingham                          6.000    10/01/2020  Aaa/AAA*      25,000            26,372
University of Alabama University Revenue                            5.750    12/01/2016  Aaa/AAA*      10,000            10,525
University AL University Revenue Hospital-Series A                  5.400    09/01/2013  Aaa/AAA*      50,000            52,564
                                                                                                              ------------------
                                                                                                                        383,866

STATE GENERAL OBLIGATION BONDS
9.41 % OF NET ASSETS
AL 21st Century Authority Tobacco Settlement Revenue                5.750    12/01/2020   Aa1/A*       50,000            50,080
                                                                                                              ------------------
                                                                                                                         50,080

STATE AND LOCAL MORTGAGE REVENUE BONDS
7.92% OF NET ASSETS
AL Housing Financial Authority Single Family Housing                6.000    04/01/2016     Aaa        40,000            42,156
                                                                                                              ------------------
                                                                                                                         42,156

HOSPITAL AND HEALTHCARE REVENUE BONDS
6.86% OF NET ASSETS
Blount County AL Health Care Authority Tax Anticipation Warrant     5.750    02/15/2019    BBB+        25,000            24,831
Oneonta Eastern Health System Special                               7.750    07/01/2021  A3/BBB+*      10,000            11,708
                                                                                                              ------------------
                                                                                                                         36,539

PUBLIC FACILITIES REVENUE BONDS
5.87% OF NET ASSETS
Hoover AL Warrents - Series A                                       5.650    01/01/2014  Aa3/AA-*      10,000            10,645
Montevallo AL American                                              6.000    06/01/2013     NR         10,000            10,131
Rockford AL Public Building Authority Building Revenue              5.750    09/01/2015     NR         10,000            10,460
                                                                                                              ------------------
                                                                                                                         31,235

     The accompanying notes are an integral part of the financial statements

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES                                                                   UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
ALABAMA MUNICIPAL BONDS -- 100%
DECEMBER 31, 2000

                                                                              MATURITY
BOND DESCRIPTION                                                   COUPON       DATE     RATING#   PAR VALUE        MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL UTILITY REVENUE BONDS
1.93% OF NET ASSETS
Douglas AL Water & Fire Protection Authority Water Revenue          5.600    06/01/2015     NR         10,000            10,265
                                                                                                              ------------------
                                                                                                                         10,265
                                                                                                              ------------------

Total Investments (cost $527,785)(a) - 99.15% of Net Assets                                                           $ 554,141
                                                                                                              ==================

          *   Standard and Poor's Corporation
              All other ratings by Moody's Investors Service, Inc.
          NR   Not Rated
          #   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                                    Unrealized appreciation                           $ 26,356
                                                                    Unrealized depreciation                              -
                                                                                                              -----------------
                                                                    Net unrealized appreciation                       $ 26,356
                                                                                                              =================

     The accompanying notes are an integral part of the financial statements

UPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

                                                                       UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

ASSETS:
Investments in securities, at value (Cost: $527,785)                                                     $             554,141
Cash                                                                                                                       300
Interest receivable                                                                                                      7,578
Receivable from Advisor                                                                                                  2,968
                                                                                                        -----------------------
      Total assets                                                                                                     564,987
LIABILITIES:
Payable for:
   Investments purchased                                                              $          24,750
   Distributions                                                                                  6,723
   Transfer agent                                                                                   448
   Other fees                                                                                       744
                                                                                     -------------------
      Total liabilities                                                                                  $              32,665
                                                                                                        -----------------------

NET ASSETS:

Capital                                                                                                                505,966
Net unrealized appreciation in value of investments                                                                     26,356
                                                                                                        -----------------------
Net assets at value                                                                                      $             532,322
                                                                                                        =======================
NET ASSET VALUE, offering price and redemption price per share
                    ($532,322 / 49,135 shares outstanding)                                               $               10.83
                                                                                                        =======================

-------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2000

Net investment income:

      Interest income                                                                                    $              11,820
                                                                                                        -----------------------
      Expenses:
         Investment advisory fees                                                                                        1,050
         Transfer agent                                                                                                    315
         Professional fees                                                                                                 883
         Trustee fees                                                                                                       18
         Other expenses                                                                                                    222
                                                                                                        -----------------------
         Total expenses                                                                                                  2,488
         Expenses reimbursed by Investment Advisor                                                                      (1,995)
                                                                                                        -----------------------
Net investment income                                                                                                   11,327
                                                                                                        -----------------------

Net realized and unrealized gain on investments                                                                         20,295
                                                                                                        -----------------------
Net increase in net assets resulting from operations                                                     $              31,622
                                                                                                        =======================

     The accompanying notes are an integral part of the financial statements
                                       3

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
STATEMENTS OF CHANGES IN NET ASSETS                                    UNAUDITED
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2000 AND THE SIX MONTHS ENDED DECEMBER 31, 2000

                                                                                  Six Months             Six Months
Increase in net assets:                                                            12/31/00               06/30/00
                                                                            ----------------------------------------------
   Operations:
      Net investment income                                                 $           11,327       $          4,651
      Net realized gain on investments                                                       -                      -
      Net increase in unrealized appreciation                                           20,295                  6,061
                                                                            ----------------------------------------------
   Net increase in net assets resulting from operations                                 31,622                 10,712
   Distributions to shareholders from net investment income                            (11,327)                (4,651)
   Net fund share transactions                                                         290,163                215,803
                                                                            ----------------------------------------------

Total increase                                                                         310,458                221,864

Net assets:
   Beginning of year                                                                   221,864                      -
                                                                            ----------------------------------------------
   End of period                                                            $          532,322       $        221,864
                                                                            ==============================================


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                           -------------------------------------------------
                                                           For the period 6/30/2000 For the period 1/1/2000
                                                           -------------------------------------------------
                                                                to 12/31/2000           to 6/30/2000(a)
                                                           -------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $10.31                  $10.00
                                                           -------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

   Net investment income                                                       0.29                    0.26
   Net gains (losses) on securities
      (both realized and unrealized)                                           0.52                    0.31
                                                           -------------------------------------------------
Total from investment operations                                               0.81                    0.57
LESS DISTRIBUTIONS:
   Distributions (from net investment income)                                 (0.29)                  (0.26)
NET ASSET VALUE, END OF PERIOD                             -------------------------------------------------
                                                                             $10.83                  $10.31
Total return(c)                                            =================================================
Net assets, end of period (in thousands):                                      7.87%                   5.79%
Ratio of expenses to average net assets                                        $532                    $222
Before expense reimbursement                                                   0.12%                   0.50%(b)
Ratio of net investment income to                                              0.60%                   3.26%(b)
   average net assets
   After expenses reimbursement                                                2.69%                   5.23%(b)
Portfolio turnover                                                             2.21%                   2.46%(b)
                                                                               0.00%                   0.00%

(a) Commencement of operations January 1, 2000.
(b) Annualized
(c) Total return is not annualized.

     The accompanying notes are an integral part of the financial statements

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES                  UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
DECEMBER 31, 2000

                                                                                MATURITY
BOND DESCRIPTION                                                   COUPON          DATE      RATING#    PAR VALUE      MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
43.06% of Net Assets
Boyle County KY Hospital Revenue-Ephraim McDowell Regional          5.800        04/01/2014  Aaa/AAA*  $ 1,000,000     $ 1,043,586
Danville KY Multi-City Lease Revenue-Sewer System                   6.875        12/01/2010  Aaa/AAA*      400,000         422,428
Danville KY Multi-City Lease Revenue-Shelbyville                    6.550        07/01/2006  Aaa/AAA*      495,000         521,096
Daviess County KY Hospital Revenue                                  6.250        08/01/2012  Aaa/AAA*    3,000,000       3,146,280
Daviess County Ky Hospital Revenue                                  6.250        08/01/2022  Aaa/AAA*    1,000,000       1,038,540
Floyd County KY Hospital Revenue-Low Highland Hospital              7.500        08/01/2010    AAA*      1,195,000       1,218,159
Greater KY Housing Assistance Corporation                           5.350        07/01/2022  Aaa/AAA*      990,000         990,376
Greater KY Housing-Tug Fork Apartments                              5.600        01/01/2007  Aaa/AAA*      290,000         292,500
Greater KY Housing-Tug Fork Apartments                              6.350        01/01/2022  Aaa/AAA*    2,105,000       2,122,029
Greater KY Housing Assistance Corporation-Brownsville Manor         6.050        07/01/2022  Aaa/AAA*    1,435,000       1,452,952
Greater KY Housing Assistance Corporation-Chenowith Woods           6.100        01/01/2024  Aaa/AAA*    3,615,000       3,699,663
Greater Ky Housing Assistance Corporation-Northside Apts            6.200        02/01/2025    AAA*      8,735,000       8,898,345
Hopkins County KY Hospital Revenue-Trover Clinic Foundation         6.625        11/15/2011  Aaa/AAA*    2,000,000       2,083,880
Jefferson County KY Health Facilities Services - Alliant Health     5.125        10/01/2018  Aaa/AAA*   28,000,000      28,072,240
Jefferson County KY Health Facilities-Jewish Hospital               6.500        05/01/2015  Aaa/AAA*    6,380,000       6,685,857
Jefferson County KY Health Facilities-Jewish Hospital               5.650        01/01/2017  Aaa/AAA*    3,450,000       3,582,618
Jefferson County KY Health Facilities University Medical Center     5.500        07/01/2017  Aaa/AAA*    6,000,000       6,176,400
Jefferson County Ky School District Finance Corporation             5.250        01/01/2016  Aaa/AAA*    1,000,000       1,022,700
Jefferson County KY Health Facilities-Alliant Health System         5.125        10/01/2017  Aaa/AAA*    1,720,000       1,724,231
Jefferson County KY Health Facilities-Alliant Health System         5.125        10/01/2027  Aaa/AAA*      125,000         125,383
Jefferson County KY Capital Projects Corporation Revenue            5.375        06/01/2018  Aaa/AAA*    1,500,000       1,533,030
Jefferson County KY Capital Projects Corporation Revenue            5.600        04/01/2014  Aaa/AAA*    1,000,000       1,050,310
Jefferson County KY Hospital Revenue                                6.436        10/01/2014  Aaa/AAA*    1,500,000       1,581,855
KY Area Development Districts Financing Trailer Lease Program       6.150        12/01/2022     AA*      1,020,000       1,091,431
Kentucky Economic Development Finance Authority-Ashland Hospital    6.125        02/01/2012  Aaa/AAA*    4,000,000       4,214,040
Kentucky Economic Development Finance Authority-Ashland Hospital    5.000        02/01/2028  Aaa/AAA*    1,000,000         947,440
Kentucky Development Finance Authority-St Claire Medical            5.875        09/01/2013     Aaa      2,000,000       2,098,640
Kentucky Development Finance Authority-St Claire Medical            5.625        09/01/2021    AAA*      2,500,000       2,535,475
Kentucky Development Finance Authority-St Elizabeth Hospital        5.900        12/01/2015  Aaa/AAA*    2,500,000       2,610,600
Kentucky Development Finance Authority-Methodist Hospital           5.625        02/01/2017    AAA*      6,500,000       6,701,825
Kentucky Development Authority-South Central Nursing                6.000        07/01/2011  Aaa/AAA*    3,635,000       4,023,254
Kentucky Development Finance Authority-Baptist Hospital             5.000        08/15/2015  Aaa/AAA*    5,250,000       5,174,768
Kentucky Housing Corporation                                        5.950        07/01/2017  Aaa/AAA*    1,500,000       1,567,305
Kentucky Housing Corporation                                        5.400        07/01/2014  Aaa/AAA*    3,000,000       3,064,530
Kentucky Housing Corporation                                        4.750        07/01/2017  Aaa/AAA*    1,335,000       1,253,472
Kentucky Housing Corporation                                        7.125        01/01/2010  Aaa/AAA*    3,935,000       4,072,646
Kentucky Housing Corporation                                        7.250        01/01/2017  Aaa/AAA*      190,000         196,764
Kentucky Housing Corporation                                        6.600        07/01/2011  Aaa/AAA*      270,000         284,186
Kentucky Housing Corporation                                        6.600        07/01/2011  Aaa/AAA*    4,500,000       4,736,430
Kentucky Housing Corporation                                        6.625        07/01/2014  Aaa/AAA*    1,000,000       1,052,900
Kentucky Housing Corporation                                        6.600        01/01/2011  Aaa/AAA*      305,000         323,514
Kentucky Housing Corporation                                        5.800        01/01/2019  Aaa/AAA*    6,755,000       6,913,135
Kentucky Housing Corporation                                        6.500        07/01/2017  Aaa/AAA*    5,180,000       5,580,103
Kentucky Housing Corporation                                        5.700        07/01/2017  Aaa/AAA*      500,000         516,890
Kentucky Housing Corporation                                        6.400        01/01/2017  Aaa/AAA*   10,640,000      11,485,242
Kentucky Housing Corporation                                        5.500        01/01/2015  Aaa/AAA*    1,000,000       1,033,850
Kentucky State Property & Building Commission  Project #64          5.500        05/01/2017  Aaa/AAA*    8,000,000       8,317,120
Kentucky State Turnpike Authority Resource Recovery Revenue         6.000        07/01/2009  Aaa/AAA*      740,000         745,550
Lexington Fayette Urban County Government KY Sewer System           6.350        07/01/2007  Aaa/AAA*      400,000         421,016
Lexington Fayette Urban County Government KY Sewer System           6.375        07/01/2010  Aaa/AAA*    2,900,000       3,047,755
Lexington Fayette Urban County Government KY Sewer System           6.375        07/01/2012  Aaa/AAA*    2,500,000       2,623,600
Lexington Fayette Urban County Government Public Facilities         5.125        10/01/2015  Aaa/AAA*    1,770,000       1,804,586
Lexington Fayette Urban County Government Public Facilities         5.125        10/01/2018  Aaa/AAA*    2,135,000       2,153,575
Lexington Fayette Urban County Government Public Facilities         5.125        10/01/2019  Aaa/AAA*    2,415,000       2,426,761
Lexington-Fayette Urban County KY Government Project Revenue        5.000        11/01/2018     Aaa      1,000,000         998,760
Louisville & Jefferson County KY Metropolitan Sewer District        5.300        05/15/2019  Aaa/AAA*    4,000,000       4,041,720
Louisville KY Parking Authority-River City First Mortgage           5.000        12/01/2017  Aaa/AAA*    1,000,000       1,002,550
McCreary County Courthouse & Public Square Corporation Revenue      5.400        09/01/2020    AAA*      1,550,000       1,594,346
Pike County KY Mortgage Revenue-Phelps Regional Health              5.350        09/20/2012    AAA*        275,000         287,051
Radcliff KY Mortgage Revenue-Lincoln Trail Care                     5.650        01/20/2019    AAA*      3,110,000       3,282,450
Shelbyville KY Certificate of Participation                         5.150        07/01/2018     Aaa      4,165,000       4,214,897


     The accompanying notes are an integral part of the financial statements

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES                  UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
DECEMBER 31, 2000

                                                                                MATURITY
BOND DESCRIPTION                                                    COUPON          DATE      RATING#    PAR VALUE      MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
University of Kentucky Consolidated Educational Buildings            5.750        05/01/2015  Aaa/AAA*    1,850,000       1,942,870
Warren County KY Hospital Facility Revenue                           5.000        04/01/2016  Aaa/AAA*    1,000,000         992,540
Warren County Ky Hospital Facility Revenue                           5.000        04/01/2017  Aaa/AAA*    1,000,000         986,790
                                                                                                                    ----------------
                                                                                                                        190,846,835

PUBLIC FACILITIES REVENUE BONDS
15.04% OF NET ASSETS
Boone County KY Public Property                                      6.250        12/15/2012     A1         960,000       1,010,813
Calloway County Public Property Corporation-Courthouse               5.625        03/01/2018      A       1,000,000       1,043,160
Campbell County KY Public Property                                   6.250        12/01/2015      A         810,000         848,661
Danville Ky Multi-City Lease Revenue-Mt Sterling                     5.000        09/01/2011     NR         545,000         545,861
Danville KY Multi-City Lease Revenue-Cambellsville                   7.000        04/01/2002     NR         165,000         169,125
Danville KY Multi-City Lease Revenue-Owensboro Museum                7.050        08/01/2011      A         440,000         460,526
Danville KY Multi-City Lease Revenue Housing Authority               6.500        02/01/2012     A1       1,170,000       1,226,558
Danville KY Multi-City Lease Revenue Paducah Public Property         7.200        06/01/2011      A         500,000         517,110
Jeffersontown KY Certificate of Participation                        6.500        09/01/2009      A       1,400,000       1,515,976
Jeffersontown KY Certificate of Participation                        5.750        11/01/2015      A       1,095,000       1,160,744
Kenton County KY Public Property Corporation Revenue                 5.700        12/01/2015      A       1,305,000       1,353,207
Kenton County KY Public Property Corporation Revenue                 5.700        12/01/2016      A       1,380,000       1,425,278
Kenton County KY Public Properties Corporation-Courthouse Facility   5.000        03/01/2020     A1       2,000,000       1,954,060
Kentucky League of Cities-Middlesboro Series                         6.200        08/01/2017     A-*        555,000         587,212
Mt. Sterling KY Lease Revenue-Kentucky League of Cities              6.100        03/01/2008     Aa       1,500,000       1,582,995
Mt. Sterling KY Lease Revenue-Kentucky League of Cities              6.150        03/01/2013     Aa      17,860,000      18,831,941
Mt. Sterling KY Lease Revenue-Kentucky League of Cities              6.200        03/01/2018     Aa       9,500,000       9,947,925
Oldham County KY Public Facilities Construction Corporation          5.250        06/01/2017     A-*      1,060,000       1,075,073
Pendleton County KY Multi-County Lease Revenue                       6.500        03/01/2019     A*      16,000,000      16,882,880
Richmond KY Public Recreation Corporation Revenue                    7.250        10/01/2011     NR         290,000         298,674
Shelbyville KY Certificates of Participation                         5.350        10/01/2013     NR       1,295,000       1,278,411
Shelbyville KY Certificate of Participation                          5.450        10/01/2017     NR       1,130,000       1,112,824
Union County KY Public Property Corporation                          6.125        09/01/2015     NR         700,000         736,309
Woodford County KY Public Property Corporation Revenue               5.600        11/01/2017      A       1,065,000       1,089,325
                                                                                                                    ----------------
                                                                                                                         66,654,648

HOSPITAL AND HEALTHCARE REVENUE BONDS
10.42% OF NET ASSETS
Christian County KY Hospital Revenue-Jennie Stuart Medical           5.800        07/01/2011     A-*        270,000         284,931
Christian County KY Hospital Revenue-Jennie Stuart Medical           6.000        07/01/2017     A-*      4,000,000       4,158,960
Christian County KY Hospital Revenue-Jennie Stuart Medical           6.000        07/01/2013     A-*      2,870,000       3,061,831
Jefferson County KY Health Facilities Jewish Hospital                5.700        01/01/2011   A1/AA-*    1,200,000       1,278,456
Jefferson County KY Medical Center Services Revenue                  7.300        05/01/2009      A         400,000         412,000
Kentucky Development Finance Authority Green River                   6.000        11/01/2010     Aa3      1,000,000       1,085,170
Kentucky Development Financial Authority Catholic Health             5.750        12/01/2015  Aa3/AA-*    2,000,000       2,100,680
Kentucky Development Finance Authority Hospital-Appalachian Regional 5.850        10/01/2017    BBB*      1,000,000         834,750
Kentucky Development Finance Authority Hospital-Appalachian Regional 5.875        10/01/2022    BBB*      3,500,000       2,802,275
Kentucky Development Finance Authority-Catholic Health               5.000        12/01/2018   Aa2/AA*    6,950,000       6,687,012
Kentucky Development Finance Authority-Catholic Health               5.000        12/01/2027   Aa2/AA*    8,000,000       7,325,920
Kentucky Economic Development Finance Authority-Norton Health        6.125        10/01/2010     A-*      5,000,000       5,108,000
Kentucky Economic Development Finance Authority-Norton Health        6.250        10/01/2012     A-*      6,500,000       6,662,890
Madison County Ky Industrial Building Revenue - McCready Manor       5.500        06/01/2020     AA*      1,785,000       1,853,794
Pike County KY Mortgage Revenue Phelps Regional Health               5.650        09/20/2027    AAA*      2,435,000       2,509,121
                                                                                                                    ----------------
                                                                                                                         46,165,790

SCHOOL BUILDING REVENUE BONDS
7.89% OF NET ASSETS
Boone County KY School District Finance Corporation                  6.000        02/01/2018     Aa3      1,000,000       1,037,580
Boone County KY School District Finance Corporation                  5.700        05/01/2018     Aa3      2,500,000       2,582,525
Boone County Ky School District Finance Corporation                  5.500        09/01/2019     Aa3      1,860,000       1,920,841
Boone County KY School District Finance Corporation                  5.750        02/01/2020     Aa3      1,200,000       1,262,808
Bullitt County KY School District Finance Corporation                6.000        08/01/2014     Aa3      1,100,000       1,174,338
Clark County KY School District Finance Corporation                  6.000        05/01/2012     Aa3        320,000         332,982
Estill County KY School District Finance Corporation                 5.875        08/01/2016      A       1,780,000       1,896,430
Floyd County KY School District Finance Corporation                  6.000        06/01/2014     Aa3      1,000,000       1,060,280
Greenup County KY School District Finance Corporation                6.100        09/01/2014     Aa3      1,105,000       1,177,090
Hardin County KY School District Finance Corporation                 6.000        07/01/2016     Aa3      1,025,000       1,101,219
Harlan KY Independent School District Finance Corporation            6.000        05/01/2015     Aa3        275,000         293,362
Hopkins County KY School District Finance Corporation                6.200        06/01/2015     Aa3      2,500,000       2,667,175
Jefferson County Ky Improvement                                      6.000        04/01/2020   Aa2/AA*    1,985,000       2,114,978
Jefferson County KY College Project Bellarmine College               5.250        05/01/2019    Baa2      2,000,000       1,940,300
Jessamine County KY School District Finance Corporation              6.125        06/01/2015     Aa3      1,000,000       1,066,820

     The accompanying notes are an integral part of the financial statements

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES                  UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
DECEMBER 31, 2000

                                                                                MATURITY
BOND DESCRIPTION                                                   COUPON          DATE      RATING#    PAR VALUE      MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Laurel County KY School District Finance Corporation                5.600        03/01/2017     Aa3      1,000,000       1,053,300
Laurel County School District School Building Revenue               5.750        06/01/2020     Aa3      1,250,000       1,314,138
Letcher County KY School District Finance Corporation               6.700        10/01/2014     Aa3      1,490,000       1,633,696
Martin County KY School District Finance Corporation                5.375        09/01/2020     Aa3      1,100,000       1,115,631
McLean County KY School District Finance Corporation                6.000        06/01/2014     NR       1,405,000       1,490,607
Pendleton County KY School District Finance Corporation             5.125        06/01/2019     Aa3      1,140,000       1,158,229
Pike County KY School District Finance Corporation                  6.200        08/01/2010     Aa3        305,000         317,773
Pike County KY School District Finance Corporation                  6.200        08/01/2011     Aa3        325,000         338,611
Powell County KY School District Finance Corporation                5.900        08/01/2016     Aa3      1,185,000       1,257,617
Scott County KY School District Finance Corporation                 5.900        06/01/2016     Aa3      3,450,000       3,642,614
                                                                                                                   ----------------
                                                                                                                        34,950,944

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
7.38% OF NET ASSETS
Ashland KY Pollution Control Revenue-Ashland Oil Project            6.650        08/01/2009    Baa1      8,835,000       9,262,172
Campbellsville KY Industrial Revenue-Campbellsville College         6.950        03/01/2015     NR       1,150,000       1,238,803
Campbellsville KY Industrial Revenue-Campbellsville College         6.000        03/01/2017     NR       1,920,000       2,003,117
Carroll County KY Collateralized Pollution Control Revenue          6.250        02/01/2018  Aa2/AA-*    1,000,000       1,040,120
Jefferson County KY Pollution Control Revenue-E I DuPont            6.300        07/01/2012   Aa3/AA*    3,500,000       3,756,340
Jefferson County KY Pollution Control-Louisville Gas                5.625        08/15/2019   Aa2/AA*    9,150,000       9,262,545
Kentucky League of Cities-Ashland Series                            6.250        08/01/2017     A-*      1,550,000       1,648,286
Meade County KY Pollution Control Revenue-Olin Corporation          6.000        07/01/2007     NR         575,000         579,939
Mercer County KY Collateralized Pollution Control Revenue           6.250        02/01/2018    A1/A*     2,500,000       2,587,500
Middlesboro KY Industrial Building Revenue-Fern Lake Project        6.200        12/01/2002     NR         295,000         301,732
Muhlenberg County KY Collateralized Pollution Control Revenue       6.250        02/01/2018    A/A*      1,000,000       1,037,170
                                                                                                                   ----------------
                                                                                                                        32,717,724

STATE AGENCY REVENUE BONDS
3.93% OF NET ASSETS
Kentucky Higher Education Student Loan                              9.250        06/01/2001   Aa/Aa-*      180,000         184,235
Kentucky Infrastructure Authority                                   5.750        08/01/2013   Aa3/A*       900,000         936,297
Kentucky Infrastructure Authority                                   5.750        08/01/2018   Aa3/A*     1,500,000       1,541,220
Kentucky Infrastructure Authority                                   6.375        08/01/2014   Aa3/A*       700,000         758,562
Kentucky Infrastructure Authority                                   5.375        02/01/2018   Aa3/A*     2,000,000       2,022,160
Kentucky Infrasturcture Authority                                   5.000        06/01/2017   Aa3/A*     1,035,000       1,029,225
Kentucky State Property & Buildings Commission Project #63          5.100        11/01/2018   Aa3/A*     2,000,000       1,999,840
Kentucky State Property & Buildings Commission Project #59          5.700        11/01/2014   Aa3/A*     1,000,000       1,061,860
Kentucky State Property & Buildings Commission Project #59          5.625        11/01/2015   Aa3/A*     1,000,000       1,050,510
Kentucky State Property & Buildings Commission Project #65          5.950        02/01/2017   Aa3/A+*    1,000,000       1,083,080
Kentucky State Property & Buildings Commission  Project #65         6.000        02/01/2018   Aa3/A+*    1,000,000       1,082,900
Kentucky State Property & Buildings Commission Project #54          6.000        09/01/2012   Aa3/A+*    1,210,000       1,266,289
Kentucky State Property & Buildings Commission Project #40          6.875        11/01/2007   Aa3/A*     3,250,000       3,395,308
                                                                                                                   ----------------
                                                                                                                        17,411,486

PREREFUNDED BONDS
2.36% OF NET ASSETS
Danville KY Multi-City Lease Revenue-Shelbyville                    6.700        07/01/2011  Aaa/AAA*    2,500,000       2,639,100
Danville KY Multi-City Lease Revenue-Mt Sterling                    7.375        06/01/2007     NR         240,000         250,800
Danville KY Multi-City Lease Revenue-Mt Sterling                    7.500        06/01/2011     NR         205,000         214,225
Elsmere KY Industrial Development Revenue-Courtaulds plc            6.750        04/01/2010     NR       2,000,000       2,231,860
Jefferson County KY Hospital Revenue                                6.436        10/01/2014  Aaa/AAA*    2,500,000       2,640,350
Kentucky Infrastructure Authority                                   6.000        08/01/2011  Aaa/AAA*       90,000          93,056
Martin County KY Public Property Corporation Revenue                7.250        09/01/2010     NR         150,000         153,989
Martin County KY Public Property Corporation Revenue                7.250        09/01/2011     NR         160,000         164,254
Owensboro KY Water Revenue                                          6.250        09/15/2009  Aaa/AAA*      800,000         831,040
Richmond KY Public Recreation Corporation Revenue                   6.750        08/01/2013     NR         575,000         616,670
Shelbyville KY Public Property Recreational Corporation             6.900        10/01/2012     NR         400,000         426,200
Wurtland KY Sewer System Revenue                                    7.700        10/01/2004     A+*        200,000         208,278
                                                                                                                   ----------------
                                                                                                                        10,469,822

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.20% OF NET ASSETS
Georgetown College Project Series A                                 6.000        11/15/2016      A       1,000,000       1,080,440
Georgetown College Project Series A                                 6.250        11/15/2020      A       4,000,000       4,334,920
Jefferson County KY Student Housing Industrial Building Revenue     7.000        09/01/2019     NR       1,000,000       1,043,400
Jefferson County KY Student Housing Industrial Building Revenue     7.125        09/01/2029     NR       2,000,000       2,062,260
University of Louisville Health & Education                         6.000        11/01/2013     A2       1,180,000       1,245,136
                                                                                                                   ----------------
                                                                                                                         9,766,156

     The accompanying notes are an integral part of the financial statements

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES                  UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
DECEMBER 31, 2000

                                                                                MATURITY
BOND DESCRIPTION                                                   COUPON          DATE      RATING#    PAR VALUE      MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------

STATE AND LOCAL MORTGAGE REVENUE BONDS
1.92% OF NET ASSETS
Florence KY Housing Facility Revenue                                6.300        08/15/2019    A/A*      2,615,000       2,797,501
Floyd County KY Public Property Revenue-Justice Center              6.125        09/01/2018      A       1,240,000       1,326,688
Kentucky Housing Corporation                                        7.400        01/01/2010  Aaa/AAA*    2,290,000       2,350,777
Kentucky Housing Corporation                                        7.550        01/01/2016  Aaa/AAA*    1,660,000       1,697,118
Louisville Housing Assistance Mortgage Corp  Rivertown Project      5.100        07/01/2024     Aa2        655,000         626,488
                                                                                                                   ----------------
                                                                                                                         8,798,572

MUNICIPAL UTILITY REVENUE BONDS
1.68% OF NET ASSETS
Cynthiana KY Waterworks & Sewer Revenue                             6.400        01/01/2007    BBB-*       575,000         606,924
Danville KY Multi-City Lease Revenue-Ashland Utilities              6.750        04/01/2012    BBB+*       915,000         967,979
Danville KY Multi-City Lease Revenue-Hopkinsville                   6.875        06/01/2012    Baa1      2,170,000       2,594,018
Franklin KY Water & Sewer Revenue Refunding                         6.200        12/01/2011     Baa      1,000,000       1,048,520
Logan/Todd County KY Regional Water                                 5.500        08/01/2003     NR       2,000,000       1,958,480
Pendleton County KY Multi-County Lease Revenue                      7.450        03/01/2004     AA*        245,000         253,575
                                                                                                                   ----------------
                                                                                                                         7,429,496

ESCROWED TO MATURITY BONDS
1.21% OF NET ASSETS
Jefferson County KY Health Facilities-Alliant Health System         5.125        10/01/2017  Aaa/AAA*    4,980,000       4,995,239
Jefferson County KY Health Facilities-Alliant Health System         5.125        10/01/2027  Aaa/AAA*      375,000         376,148
                                                                                                                   ----------------
                                                                                                                         5,371,387

STATE AND LOCAL REVENUE BONDS
1.21% OF NET ASSETS
Covington Independent School District Finance Corporation           5.250        06/02/2019     Aa3      1,225,000       1,246,597
Junction City KY College Revenue-Center College Project             5.875        04/01/2017     A2       1,000,000       1,061,270
Kentucky Area Development Districts Financing Lease-Ewing           5.600        06/01/2022     AA*      1,055,000       1,094,636
KY Interlocal Transportation Equipment Lease Revenue                6.000        12/01/2020      A         400,000         409,352
Richmond KY Court Facilities Corporation Revenue                    5.250        02/01/2019     A3       1,035,000       1,043,766
                                                                                                                   ----------------
                                                                                                                         4,855,621

COUNTY GENERAL OBLIGATION BONDS
0.51% OF NET ASSETS
Hardin County KY General Obligation                                 5.125        06/01/2019     A2       2,255,000       2,257,593
                                                                                                                   ----------------
                                                                                                                         2,257,593

                                                                                                                   ----------------

Total Investments (cost $424,166,536)(a) - 95.70% of Net Assets                                                        437,696,074
                                                                                                                   ================

          *   Standard and Poor's Corporation
          **  Fitch Rating Service
               All other ratings by Moody's Investors Service, Inc.

          # Bond ratings are unaudited.

(a)   Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                                                                    Unrealized appreciation                           $ 15,498,765
                                                                    Unrealized depreciation                             (1,969,227)
                                                                                                                   ----------------
                                                                    Net unrealized appreciation                       $ 13,529,538
                                                                                                                   ================


     The accompanying notes are an integral part of the financial statements

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES                                    UNAUDITED
DECEMBER 31, 2000

ASSETS:
Investment in securities, at value (Cost: $424,166,536)                                      $             437,696,074
Cash                                                                                                         3,204,821
Interest receivable                                                                                          8,042,607
Receivable for investments sold                                                                                985,000
                                                                                             --------------------------
      Total assets                                                                                         449,928,502

LIABILITIES:
Payable for:
   Investments purchased                                               $           1,055,000
   Distributions                                                                   5,340,941
   Fund shares redeemed                                                               17,725
   Management fee                                                                    160,273
   Transfer agent                                                                     45,406
   Other fees                                                                         66,721
                                                                       ----------------------
      Total liabilities                                                                                      6,686,066
                                                                                             --------------------------


NET ASSETS:
Net assets consist of:
Capital                                                                                      $             433,484,060
Net accumulated realized losses on investment transactions                                                  (3,771,162)
Net unrealized appreciation in value of investments                                                         13,529,538
                                                                                             --------------------------
Net assets at value                                                                          $             443,242,436
                                                                                             ==========================

NET ASSET VALUE, offering price and redemption price per share
                           ($443,242,436/59,689,747 shares outstanding)                      $                    7.43
                                                                                             ==========================

-----------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000

Net investment income:
      Interest income                                                                        $              12,428,762
                                                                                             --------------------------
      Expenses:
         Investment advisory fees                                                                              934,179
         Transfer agent                                                                                        264,374
         Professional fees                                                                                      35,192
         Trustee fees                                                                                           21,450
         Other expenses                                                                                         58,774
                                                                                             --------------------------
         Total expenses                                                                                      1,313,969
                                                                                             --------------------------
Net investment income                                                                                       11,114,793
                                                                                             --------------------------
Realized and unrealized losses on investments
      Net realized loss                                                                                       (699,138)
      Net increase in unrealized appreciation                                                               12,982,389
                                                                                             --------------------------
Net realized and unrealized loss on investments                                                             12,283,251
                                                                                             --------------------------
Net increase in net assets resulting from operations                                         $              23,398,044
                                                                                             ==========================

     The accompanying notes are an integral part of the financial statements

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

                                                                       UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JUNE 30, 2000 AND THE SIX MONTHS ENDED DECEMBER 31, 2000

                                                                               Six Months                One Year
                                                                                12/31/00                   2000
                                                                        --------------------------------------------------
Increase in net assets:
   Operations:
      Net investment income                                                   $  11,114,793            $  21,736,987
      Net realized loss on investments                                             (699,138)              (2,940,650)
      Net increase/(decrease) in unrealized appreciation                         12,982,388              (11,813,030)
                                                                        --------------------------------------------------
   Net increase in net assets resulting from operations                          23,398,043                6,983,307
   Distributions to shareholders                                                (11,114,793)             (21,736,987)
   Net fund share transactions                                                   14,001,741                8,715,183
                                                                        --------------------------------------------------
Total increase/(decrease)                                                        26,284,991               (6,038,497)
Net assets:
   Beginning of year                                                            416,957,445              422,995,942
                                                                        --------------------------------------------------
   End of period                                                              $ 443,242,436            $ 416,957,445
                                                                        ==================================================

--------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                                   For the years ended June 30,
                                            Six months     -----------------------------------------------------------------------
                                             12/31/00         2000           1999           1998           1997           1996
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, beginning of year                $7.22          $7.47          $7.65          $7.47          $7.35          $7.29
                                            -----------    -----------    -----------    -----------    -----------    -----------
Income from investment operations:
  Net investment income                            0.21           0.38           0.37           0.39           0.40           0.40
  Net gains/(losses) on securities,
    both realized and unrealized                   0.21          (0.25)         (0.18)          0.18           0.12           0.06
                                            -----------    -----------    -----------    -----------    -----------    -----------
Total from investment operations                   0.42           0.13           0.19           0.57           0.52           0.46
Less distributions:
  Distributions from net investment income        (0.21)         (0.38)         (0.37)         (0.39)         (0.40)         (0.40)
                                            -----------    -----------    -----------    -----------    -----------    -----------
Net asset value, end of period                    $7.43          $7.22          $7.47          $7.65          $7.47          $7.35
                                            ===========    ===========    ===========    ===========    ===========    ===========
Total return                                       5.58%          1.78%          2.52%          7.77%          7.14%          6.38%
Net assets, end of period (in thousands)       $443,242       $416,957       $422,996       $373,153       $327,304       $295,029
Ratio of expenses to average net assets            0.30%          0.61%          0.61%          0.62%          0.63%          0.62%
Ratio of net investment income to
    average net assets                             2.57%          5.17%          4.88%          5.14%          5.32%          5.39%
Portfolio turnover                                 3.11%         15.74%         10.69%         11.80%          6.64%          4.29%


     The accompanying notes are an integral part of the financial statements
                                       10

DUPREE MUTUAL FUNDS -KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES          UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
DECEMBER 31, 2000

                                                                                      MATURITY
BOND DESCRIPTION                                                         COUPON         DATE      RATING#   AR VALUE   MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

INSURED MUNICIPAL REVENUE BONDS
29.85% OF NET ASSETS
Carrolton & Henderson KY Public Building Authority Gas Revenue           4.500       01/01/2003   Aaa/AAA*   $ 620,000    $ 625,555
Greater KY Housing Assistance Corporation Mortgage Revenue               6.250       01/01/2005   Aaa/AAA*     510,000      515,962
Jefferson County KY Capital Project Corporation Lease Revenue            5.500       04/01/2005   Aaa/AAA*     365,000      382,710
KY Economic Development Finance Authority  Baptist Health Systems        4.750       08/15/2005   Aaa/AAA*   4,000,000    4,050,129
Kentucky Economic Development Finance Authority  Ashland Hospital        5.000       02/01/2005   Aaa/AAA*     500,000      512,785
KY Turnpike Authority Economic Development Road Revenue                  5.500       07/01/2007   Aaa/AAA*   3,000,000    3,205,920
Louisville & Jefferson County Metro Sewer District Revenue               5.000       05/15/2006   Aaa/AAA*   2,505,000    2,581,202
Louisville & Jefferson County Airport Authority System Revenue           5.600       07/01/2013   Aaa/AAA*   2,000,000    2,085,400
Northern KY University Certificate of Participation Housing Facilities   4.500       12/01/2004   Aaa/AAA*   1,000,000    1,011,070
                                                                                                                       -------------
                                                                                                                         14,970,733

PUBLIC FACILITIES REVENUE BONDS
14.81% OF NET ASSETS
Mt Sterling KY Lease Revenue  KY League of Cities  Series:A              5.625       03/01/2003      Aa      6,150,000    6,343,910
Shelbyville Certificates of Participation Refinancing                    4.900       10/01/2007      NR      1,080,000    1,082,700
                                                                                                                       -------------
                                                                                                                          7,426,610

STATE AND LOCAL MORTGAGE REVENUE
14.71% OF NET ASSETS
KY Housing Corporation Housing Revenue                                   4.850       07/01/2004   Aaa/AAA*   1,700,000    1,725,143
KY Housing Corporation Housing Revenue                                   5.150       07/01/2007   Aaa/AAA*   3,225,000    3,332,586
KY Housing Corporation Housing Revenue                                   5.300       01/01/2004   Aaa/AAA*   2,250,000    2,317,275
                                                                                                                       -------------
                                                                                                                          7,375,004

HOSPITAL AND HEALTHCARE REVENUE BONDS
8.67% OF NET ASSETS
Christian County KY Hospital  Jennie Stuart Medical Center               5.250       07/01/2003     A-*        200,000      200,620
KY Economic Development Finance Authority  Catholic Health               5.500       12/01/2006   Aa2/AA*    1,790,000    1,892,549
KY Economic Development Finance Authority  Catholic Health               5.500       12/01/2010   Aa3/AA-*   2,100,000    2,252,586
                                                                                                                       -------------
                                                                                                                          4,345,755

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.63% OF NET ASSETS
Murray State University Revenue  Series G  Second Series                 5.600       05/01/2006    A3/A*     1,000,000    1,042,340
University Of KY  Consolidated Education Building  Series:N              5.900       05/01/2003   A1/AA-*      725,000      752,789
University Of Louisville KY Consolidated Education Building              5.200       05/01/2004   A1/AA-*    1,000,000    1,028,600
                                                                                                                       -------------
                                                                                                                          2,823,729

RENTALS/MUNICIPAL LEASE BONDS
5.16% OF NET ASSETS
Pendleton County KY Multi-Lease Revenue                                  7.550       03/01/2010     AA-*     2,500,000    2,588,975
                                                                                                                       -------------
                                                                                                                          2,588,975

STATE GENERAL OBLIGATION AND AGENCY BONDS
4.12% OF NET ASSETS
KY State Property & Building Community Revenue  Project#55               4.700       09/01/2004   Aa3/AA-*   2,030,000    2,066,154
                                                                                                                       -------------
                                                                                                                          2,066,154

MUNICIPAL UTILITIES REVENUE BONDS
4.01% OF NET ASSETS
Logan/Todd Regional Water Community Revenue                              5.500       08/01/2003      NR      2,000,000    2,011,660
                                                                                                                       -------------
                                                                                                                          2,011,660

PREREFUNDED BONDS
3.45% OF NET ASSETS
Danville KY Multi-City Lease Revenue  Hopkinsville                       6.200       06/01/2001     Baa1       165,000      166,561
Owensboro KY Electric Light & Power Revenue                             10.500       01/01/2004     AAA*     1,420,000    1,565,550
                                                                                                                       -------------
                                                                                                                          1,732,111

LOCAL GENERAL OBLIGATION AND SCHOOL BONDS
2.03% OF NET ASSETS
KY Interlocal School Transportation Equipment Lease                      4.800       03/01/2003     Aa3        500,000      506,240
KY Interlocal School Transportation Equipment Lease                      4.900       03/01/2004     Aa3        500,000      509,815
                                                                                                                       -------------
                                                                                                                          1,016,055

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
1.17% OF NET ASSETS
Meade County KY Pollution Control Revenue-Olin Corporation               6.000       07/01/2007      NR        580,000      584,808
                                                                                                                       -------------
                                                                                                                            584,808

     The accompanying notes are an integral part of the financial statements

DUPREE MUTUAL FUNDS -KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES          UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
DECEMBER 31, 2000

                                                                                      MATURITY
BOND DESCRIPTION                                                         COUPON         DATE      RATING#   AR VALUE   MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------


COUNTY GENERAL OBLIGATION AND SCHOOL BONDS
1.03% OF NET ASSETS
Kenton County KY School District Finance Corporation                     5.200       03/01/2005   Aa3/AA*      500,000      518,925
                                                                                                                       -------------
                                                                                                                            518,925
                                                                                                                       -------------

Total Investments (cost $46,515,167)(a) - 92.75% of Net Assets                                                          $47,460,519
                                                                                                                       =============

          *   Standard and Poor's Corporation
               All other ratings by Moody's Investors Service, Inc.
          NR   Not Rated
          #   Bond ratings are unaudited.

(a)   Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                                         Unrealized appreciation                        $ 1,074,083
                                                                         Unrealized depreciation                           (128,731)
                                                                                                                       -------------
                                                                         Net unrealized appreciation                    $   945,352

     The accompanying notes are an integral part of the financial statements
                                       12

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

                                                                       UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

ASSETS:
Investment in securities, at value (Cost: $46,515,167)                                                   $         47,460,519
Cash                                                                                                                1,034,807
Receivable for investments sold                                                                                       960,000
Interest receivable                                                                                                   931,360
                                                                                                        ----------------------
      Total assets                                                                                                 50,386,686
LIABILITIES:
Payable for:
   Distributions                                                                                171,038
   Fund shares redeemed                                                                          35,700
   Investment advisor                                                                            21,009
   Transfer agent                                                                                 5,549
   Other fees                                                                                     4,531
                                                                                     -------------------
      Total liabilities                                                                                               237,827
                                                                                                        ----------------------

NET ASSETS:
Capital                                                                                                            50,296,921
Net accumulated realized losses on investment transactions                                                         (1,093,414)
Net unrealized appreciation in value of investments                                                                   945,352
                                                                                                        ----------------------
Net assets at value                                                                                      $         50,148,859
                                                                                                        ======================
NET ASSET VALUE, offering price and redemption price per share
                 ($50,148,858 / 9,672,819 shares outstanding)                                            $              5.18
                                                                                                        ======================

------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
Net investment income:
      Interest income                                                                                    $          1,327,803
                                                                                                        ----------------------
      Expenses:
         Investment advisory fees                                                                                     124,998
         Transfer agent                                                                                                33,024
         Professional fees                                                                                              5,603
         Trustee fees                                                                                                   2,511
         Other expenses                                                                                                 8,604
                                                                                                        ----------------------
         Total expenses                                                                                               174,741
                                                                                                        ----------------------
Net investment income                                                                                               1,153,062
                                                                                                        ----------------------
Realized and unrealized gain/loss on investments
      Net realized loss                                                                                               (61,947)
      Net increase in unrealized appreciation                                                                         942,003
                                                                                                        ----------------------
Net realized and unrealized gain on investments                                                                       880,056
                                                                                                        ----------------------
Net increase in net assets resulting from operations                                                     $          2,033,118
                                                                                                        ======================

     The accompanying notes are an integral part of the financial statements
                                       13

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

                                                                       UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JUNE 30, 2000 AND THE SIX MONTHS ENDED DECEMBER 31, 2000

                                                                                   Six Months             One Year
                                                                                    12/31/00                2000
                                                                              ---------------------------------------------
Increase in net assets:
   Operations:
      Net investment income                                                       $  1,153,062            $  2,260,987
      Net realized loss on investments                                                 (61,947)               (415,775)
      Net increase (decrease) in unrealized appreciation                               942,003                (689,681)
                                                                              ---------------------------------------------
   Net increase in net assets resulting from operations                              2,033,118               1,155,531
   Distributions to shareholders from net investment income                         (1,153,062)             (2,260,987)
   Net fund share transactions                                                      (1,936,692)             (6,318,760)
                                                                              ---------------------------------------------
Total decrease                                                                      (1,056,636)             (7,424,216)
Net assets:
   Beginning of year                                                                51,205,495              58,629,711
                                                                              ---------------------------------------------
   End of year                                                                    $ 50,148,859            $ 51,205,495
                                                                              =============================================

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                 6 months               For the years ended June 30,
                                             -------------------------------------------------------------------------------
                                                 12/31/00         2000         1999          1998         1997         1996
                                             -------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                  $5.09        $5.20        $5.27         $5.22        $5.20        $5.18
                                             -------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                             0.12         0.21         0.21          0.21         0.22         0.21
   Net gains ( losses) on securities
   (both realized and unrealized)                    0.09        (0.11)       (0.07)         0.05         0.02         0.02
                                             -------------------------------------------------------------------------------
Total from investment operations                     0.21         0.10         0.14          0.26         0.24         0.23
LESS DISTRIBUTIONS:
   Distributions (from net investment income)       (0.12)       (0.21)       (0.21)        (0.21)       (0.22)       (0.21)
                                             -------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $5.18        $5.09        $5.20         $5.27        $5.22        $5.20
                                             ===============================================================================
Total return                                        4.15%        1.95%        2.58%         5.12%        4.59%        4.51%
Net assets, end of period (in thousands)          $50,149      $51,205      $58,630       $54,124      $53,829      $66,574
Ratio of expenses to average net assets             0.35%        0.69%        0.72%         0.74%        0.72%        0.75%
Ratio of net investment income to
   average net assets                               2.33%        4.06%        3.89%         4.05%        4.11%        4.04%
Portfolio turnover                                  4.08%       30.57%       27.38%        20.98%       20.03%       57.80%

     The accompanying notes are an integral part of the financial statements

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES               UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
MISSISSIPPI MUNICIPAL BONDS -- 100%
DECEMBER 31, 2000

                                                                                MATURITY
BOND DESCRIPTION                                                   COUPON         DATE       RATING#   PAR VALUE      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
70.91% of Net Assets

Gautier Mississippi Utilities District                              6.375       03/01/2019   Aaa/AAA*   $ 10,000        $ 10,348
Hinds County MS Revenue Refunding-MS Methodist Hospital             5.600       05/01/2012   Aaa/AAA*      5,000           5,328
Jackson County MS Pollution Control Revenue                         5.650       11/01/2023   Aaa/AAA*     20,000          20,068
Jackson MS Public School District Limited Tax Notes                 5.375       10/01/2020     Aaa        20,000          20,371
Madison County MS School District - Series A                        5.250       09/01/2020   Aaa/AAA*     25,000          25,067
Medical Center Educational Building Corporation MS Revenue          5.500       12/01/2023     AAA*       10,000          10,255
MS Business Financial Corporation Pollution Control Revenue         5.500       02/01/2026   Aaa/AAA*     10,000          10,039
MS Development Bank Special Obligation Flowood Revenue Project      5.625       11/01/2019   Aaa/AAA*     10,000          10,259
MS Development Bank Special Obligation Natchez Convention Center    5.800       07/01/2019   Aaa/AAA*     25,000          26,641
MS Development Bank Special Obligation Gulfport Combined Water      5.500       07/01/2015   Aaa/AAA*     10,000          10,547
MS Development Bank Special Obligation Desoto County                5.900       07/01/2021     AAA         5,000           5,281
MS Development Bank Special Obligation Rankin County                5.400       07/01/2014   Aaa/AAA*     10,000          10,423
MS Development Bank Special Obligation Meridian Community           5.500       07/01/2016     AAA*       30,000          30,910
MS Hospital Equipment & Facilities Singing River Hospital           5.500       03/01/2023   Aaa/AAA*     15,000          15,082
MS Hospital Equipment and Facilities Forrest County                 5.500       01/01/2024   Aaa/AAA*     20,000          20,181
Ms Development BK Special Obligation Culkin Water District          5.800       07/01/2018   Aaa/AAA*     25,000          26,195
Tupelo MS Public School District                                    5.375       11/01/2015   Aaa/AAA*     20,000          20,545
University MS Educational Building - Stadium A                      5.500       12/01/2017   Aaa/AAA*      5,000           5,124
Walnut Grove Correctional Authority Certificates of Participation   6.000       11/01/2019   Aaa/AAA*     15,000          16,308
Winston County MS Urban Renewal Revenue                             5.150       12/01/2017     AAA*       15,000          15,156
Region IV Financial Corporation MS Greentree Apts - Series A        5.550       08/01/2010     Aa2        10,000          10,049
                                                                                                                 ----------------
                                                                                                                         324,174

LOCAL GENERAL OBLIGATION BONDS
12.30% OF NET ASSETS
Biloxi MS Tax Increment - LTD Obligation - Series A                 5.900       10/01/2019      A*        10,000          10,451
Horn Lake Special Assessment Improvement Bonds-Desoto               5.400       04/15/2020     A-*        25,000          25,277
Jackson MS Redevelopment Authority Urban Renewal Revenue            5.600       11/01/2021      A2        20,000          20,485
                                                                                                                 ----------------
                                                                                                                          56,212

MUNICIPAL UTILITY REVENUE BONDS
5.52% OF NET ASSETS
Harrison County MS Wastewater Management District                   5.000       02/01/2015   AAA/Aaa*     15,000          15,000
MS Development Bank Special Obligation-Bay St Louis                 5.375       07/01/2014      A*        10,000          10,223
                                                                                                                 ----------------
                                                                                                                          25,223

COUNTY GENERAL OBLIGATION BONDS
4.56% OF NET ASSETS
MS Development Bank Special Obligation Adams County Juvenile        5.900       07/01/2017      A*        10,000          10,532
Richland MS Tax Increment                                           5.600       06/01/2013      NR        10,000          10,302
                                                                                                                 ----------------
                                                                                                                          20,834

PUBLIC FACILITIES REVENUE BONDS
2.31% OF NET ASSETS
Mississippi Development Bank Special Obligation - Southaven         6.200       03/01/2020      A*        10,000          10,583
                                                                                                                 ----------------
                                                                                                                          10,583

     The accompanying notes are an integral part of the financial statements

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES               UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
MISSISSIPPI MUNICIPAL BONDS -- 100%
DECEMBER 31, 2000

                                                                                MATURITY
BOND DESCRIPTION                                                   COUPON         DATE       RATING#   PAR VALUE      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------
STATE AND LOCAL MORTGAGE REVENUE BONDS
2.26% OF NET ASSETS
MS Home Corporation Single Family Revenue Mortgage Series A         5.350       12/01/2014     Aaa        10,000          10,348
                                                                                                                 ----------------
                                                                                                                          10,348

                                                                                                                 ----------------

Total Investments (cost $425,543)(a) - 93.08% of Net Assets                                                            $ 447,375
                                                                                                                 ================

          *   Standard and Poor's Corporation
              All other ratings by Moody's Investors Service, Inc.
          NR  Not Rated
          #   Bond ratings are unaudited.

(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                                    Unrealized appreciation                            $ 21,833
                                                                    Unrealized depreciation                               -
                                                                                                                 ----------------
                                                                    Net unrealized appreciation                        $ 21,833

     The accompanying notes are an integral part of the financial statements
                                       16

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

                                                                       UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

ASSETS:
Investments in securities, at value (Cost: $425,543)                                                     $             447,375
Cash                                                                                                                     5,020
Interest receivable                                                                                                      8,213
Receivable from Advisor                                                                                                  2,979
                                                                                                        -----------------------
      Total assets                                                                                                     463,587
LIABILITIES:
Payable for:
   Distributions                                                                     $            5,219
   Transfer agent                                                                                   378
   Other fees                                                                                       806
                                                                                     -------------------
      Total liabilities                                                                                  $               6,403
                                                                                                        -----------------------

NET ASSETS:
Capital                                                                                                                435,351
Net unrealized appreciation in value of investments                                                                     21,833
                                                                                                        -----------------------
Net assets at value                                                                                      $             457,184
                                                                                                        =======================
NET ASSET VALUE, offering price and redemption price per share
                 ($457,184 / 42,150 shares outstanding)                                                  $               10.85
                                                                                                        =======================

-------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2000
Net investment income:
      Interest income                                                                                    $               9,013
                                                                                                        -----------------------
      Expenses:
         Investment advisory fees                                                                                          828
         Transfer agent                                                                                                    248
         Professional fees                                                                                                 878
         Trustee fees                                                                                                       15
         Other expenses                                                                                                    200
                                                                                                        -----------------------
         Total expenses                                                                                                  2,169
         Expenses reimbursed by Investment Advisor                                                                      (1,777)
                                                                                                        -----------------------
Net investment income                                                                                                    8,620
                                                                                                        -----------------------

Net realized and unrealized gain on investments                                                                         14,974
                                                                                                        -----------------------
Net increase in net assets resulting from operations                                                     $              23,594
                                                                                                        =======================

     The accompanying notes are an integral part of the financial statements

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES               UNAUDITED
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 AND THE SIX MONTHS ENDED DECEMBER 31,
2000

                                                                                      SIX MONTHS             SIX MONTHS
Increase in net assets:                                                                12/31/00               06/30/00
                                                                                ----------------------------------------------
   Operations:
      Net investment income                                                             $   8,620              $   4,575
      Net realized gain on investments                                                          -                      -
      Net increase in unrealized appreciation                                              14,974                  6,859
                                                                                ----------------------------------------------
   Net increase in net assets resulting from operations                                    23,594                11,434
   Distributions to shareholders from net investment income                                (8,620)                (4,575)
   Net fund share transactions                                                            203,899                231,452
                                                                                ----------------------------------------------

Total increase                                                                            218,873                238,311

Net assets:
   Beginning of year                                                                      238,311                      -
                                                                                ----------------------------------------------
   End of period                                                                        $ 457,184              $ 238,311
                                                                                ==============================================


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                For the period 6/30/00 For the period 1/1/2000
                                                                    to 12/31/00           to 6/30/2000(a)
                                                                ----------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $10.35                  $10.00
                                                                ----------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

   Net investment income                                                        0.28                    0.27
   Net gains (losses) on securities
      (both realized and unrealized)                                            0.50                    0.35
                                                                ----------------------------------------------
Total from investment operations                                                0.77                    0.62
LESS DISTRIBUTIONS:
   Distributions (from net investment income)                                  (0.28)                  (0.27)
                                                                ----------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                $10.85                  $10.35
                                                                ==============================================
Total return (c)                                                                7.01%                   6.24%
Net assets, end of period (in thousands):                                       $457                    $238
Ratio of expenses to average net assets                                         0.12%                   0.50% (b)
Before expense reimbursement                                                    0.66%                   3.35% (b)
Ratio of net investment income to
   average net assets                                                           2.62%                   5.31% (b)
  After expenses reimbursement                                                  2.08%                   2.45% (b)
Portfolio turnover                                                              0.00%                   0.00%
(a) Commencement of operations January 1, 2000.
(b) Annualized
(c) Total return is not annualized.

     The accompanying notes are an integral part of the financial statements

DUPREE MUTUAL FUNDS - NORTH CAROLINA  TAX-FREE INCOME SERIES           UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA MUNICIPAL BONDS -- 100%
DECEMBER 31, 2000

                                                                                  MATURITY
BOND DESCRIPTION                                                     COUPON         DATE      RATING#      PAR VALUE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

INSURED MUNICIPAL BONDS
38.97% of Net Assets
Catawba County NC Catawba Memorial Hospital Revenue                   5.000       10/01/2017  Aaa/AAA*     $ 500,000      $ 492,160
Craven NC Regional Medical Authortiy Health Care Facilities           5.625       10/01/2017  Aaa/AAA*        10,000         10,231
Cumberland County NC Certificates of Participation Civic Center       5.000       12/01/2018  Aaa/AAA*       500,000        494,725
Dare County NC Utility System Revenue                                 5.250       06/01/2018  Aaa/AAA*       250,000        253,700
Elizabeth City NC Housing Developement Mortgage Revenue               6.125       04/01/2023     Aa          140,000        145,991
Fayetteville NC Public Works Community Revenue                        5.100       03/01/2015  Aaa/AAA*       400,000        402,092
Gaston County NC Certificates of Participation Public Facilities      5.250       12/01/2016  Aaa/AAA*       850,000        869,304
Gastonia NC Combined Utilities Systems Revenue                        5.625       05/01/2019  Aaa/AAA*       500,000        520,850
Greenville NC Housing Developement Corp Series A                      5.800       07/01/2024  Aaa/AAA*        40,000         41,050
New Hanover County NC Certificates of Participation                   5.000       12/01/2017  Aaa/AAA*       250,000        249,140
New Hanover County NC Hospital Revenue                                5.750       10/01/2026  Aaa/AAA*       100,000        102,694
New Hanover County NC Hospital Revenue                                5.000       10/01/2019  Aaa/AAA*     1,110,000      1,090,042
NC Eastern Municipal Power Agency Power System Revenue                5.750       01/01/2019  Aaa/AAA*       100,000        100,687
NC Eastern Municipal Power Agency Power System Revenue                5.700       01/01/2015  Aaa/AAA*       345,000        362,395
NC Eastern Municipal Power Agency Power System Refunding              5.375       01/01/2024  Aaa/AAA*     1,000,000      1,004,600
NC Central University Housing System Revenue                          5.800       11/01/2018  Aaa/AAA*        50,000         52,597
NC Central University Housing System Revenue                          5.800       11/01/2020  Aaa/AAA*        60,000         62,800
NC Medical Care Community Hospital Revenue-High Point                 5.000       10/01/2019  Aaa/AAA*       500,000        488,655
NC Medical Care Community Hospital Revenue-St Joseph                  5.100       10/01/2014  Aaa/AAA*         5,000          5,052
NC Medical Care Community Hospital Revenue-Stanly Hospital            5.375       10/01/2014  Aaa/AAA*        50,000         51,643
NC Medical Care Community Hospital Revenue-Wilson Memorial            5.625       11/01/2018  Aaa/AAA*        80,000         82,114
NC Municipal Power Agency No. 1 Catawba Electric Revenue              5.000       01/01/2015  Aaa/AAA*         5,000          5,025
NC Municipal Power Agency No. 1 Catawba Electric Revenue              5.750       01/01/2020  Aaa/AAA*        50,000         50,498
NC Municipal Power Agency No. 1 Catawba Electric Revenue              5.125       01/01/2017  Aaa/AAA*       500,000        501,135
NC Municipal Power Agency No. 1 Catawba Electric Revenue              5.500       01/01/2014  Aaa/AAA*       250,000        266,535
NC Municipal Power Agency No. 1 Catawba Electric Revenue              5.125       01/01/2017  Aaa/AAA*       550,000        550,193
Pitt County NC Certificates of Participation Public Facilities        5.850       04/01/2017  Aaa/AAA*       100,000        106,518
Randolph County NC Certificates of Participation                      5.750       06/01/2022  Aaa/AAA*       500,000        519,500
Union County NC Enterprise System Revenue                             5.500       06/01/2021  Aaa/AAA*       245,000        250,375
University of NC at Wilmington Dorm & Dining System Revenue           5.400       01/01/2018  Aaa/AAA*       120,000        123,054
Winston Salem NC State University Revenue Student Services            5.400       06/01/2012  Aaa/AAA*        10,000         10,406
                                                                                                                     ---------------
                                                                                                                          9,265,760

HOSPITAL AND HEALTHCARE REVENUE BONDS
23.79% OF NET ASSETS
Charlotte/Mecklenburg NC Health Care System                           5.750       01/15/2021   Aa3/AA*       250,000        254,185
Charlotte/Mecklenburg NC Health Care System                           5.875       01/15/2026   Aa3/AA*        50,000         51,228
Cumberland County NC Hospital Facilities Revenue                      5.250       10/01/2019   A3/A-*      1,000,000        969,750
NC Medical Care Community Hospital Revenue-Baptist Hospital           6.375       06/01/2014   Aa3/AA*        45,000         47,146
NC Medical Care Community Hospital Revenue-Baptist Hospital           6.000       06/01/2022   Aa/AA*         45,000         45,915
NC Medical Care Community Hospital Revenue-Carolina Medicorp          5.500       05/01/2015   Aa3/AA*        70,000         70,951
NC Medical Care Community Hospital Revenue-Duke University Hospital   5.000       06/01/2018   Aa3/AA*       300,000        290,826
NC Medical Care Community Hospital Revenue-Duke University Hospital   5.250       06/01/2017   Aa3/AA*       900,000        899,955
NC Medical Care Community Hospital Revenue-Duke University Hospital   5.250       06/01/2021   Aa3/AA*       150,000        147,048
NC Medical Care Community Hospital Revenue-Gaston Memorial            5.500       02/15/2019   A2/A+*        150,000        150,164
NC Medical Care Community Hospital Revenue-Pitt County                5.000       12/01/2018  Aa3/AA-*       500,000        485,575
NC Medical Care Community Hospital Revenue-Presbyterian               5.500       10/01/2014   Aa/AA+*        35,000         35,729
NC Medical Care Community Hospital Revenue-Presbyterian               5.500       10/01/2020   Aa3/AA*     1,100,000      1,104,917
NC Medical Care Community Hospital Revenue-Rex Hospital               5.000       06/01/2017  Aaa/AAA*       500,000        495,555
University of NC at Chapel Hill Hospital Revenue                      5.250       02/15/2017  Aaa/AAA*       500,000        503,090
University of NC at Chapel Hill Hospital Revenue                      5.250       02/15/2019   Aa3/AA*       105,000        104,025
                                                                                                                     ---------------
                                                                                                                          5,656,059

STATE AND LOCAL MORTGAGE REVENUE BONDS
11.33% OF NET ASSETS
Lenoir NC Housing Authority Mortgage Revenue                          5.700       08/20/2024    AAA*         100,000        101,835
NC Housing Finance Agency Single Family Revenue Series Y              6.300       09/01/2015   Aaa/AA*       135,000        143,483
NC Housing Finance Agency Single Family Revenue Series II             6.200       03/01/2016   Aa2/AA*        85,000         90,183
NC Housing Finance Agency Single Family Revenue Series KK             5.875       09/01/2017  Aa2/AA+*        90,000         93,919

     The accompanying notes are an integral part of the financial statements

DUPREE MUTUAL FUNDS - NORTH CAROLINA  TAX-FREE INCOME SERIES           UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA MUNICIPAL BONDS -- 100%
DECEMBER 31, 2000

                                                                                  MATURITY
BOND DESCRIPTION                                                     COUPON         DATE      RATING#      PAR VALUE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

NC Housing Finance Agency Home Ownership Revenue                      5.125       07/01/2013   Aa2/AA*       100,000        102,227
Raleigh NC Housing Authority Multifamily Cedar Point Apartments       5.800       11/01/2019     A-*       2,000,000      2,060,960
Vance County NC Housing Mortgage Revenue Henderson Project            6.150       03/01/2022     Aa2         100,000        102,408
                                                                                                                     ---------------
                                                                                                                          2,695,015

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.24% OF NET ASSETS
NC Educational Facilities Finance Agency St Augustines                5.250       10/01/2018     AA*         600,000        614,676
NC Educational Facilities Finance Agency St Augustines                5.250       10/01/2028     AA*         630,000        631,852
                                                                                                                     ---------------
                                                                                                                          1,246,528

MUNICIPAL UTILITY REVENUE BONDS
5.01% OF NET ASSETS
Charlotte NC Water & Sewer System Revenue                             5.250       12/01/2021   Aa/AA*        715,000        720,034
Greenville NC Enterprise System Revenue                               6.000       09/01/2010   A1/A+*        100,000        106,645
NC Eastern Municipal Power Agency Power System Revenue                5.500       01/01/2017  Aaa/AAA*       150,000        151,073
Orange NC Water and Sewer Revenue                                     5.200       07/01/2016   Aa2/AA*       210,000        212,772
                                                                                                                     ---------------
                                                                                                                          1,190,523

COUNTY GENERAL OBLIGATION BONDS
3.86% OF NET ASSETS
Forsyth County NC Certificates of Participation                       5.000       10/01/2018   Aa2/AA*       400,000        398,104
Pitt County NC Certificates of Participation School Facilities        5.500       04/01/2020  Aaa/AAA*       500,000        518,655
                                                                                                                     ---------------
                                                                                                                            916,759

PUBLIC FACILITIES REVENUE BONDS
3.72%  OF NET ASSETS
Charlotte NC Certificates of Participation Law Project                5.375       06/01/2013   Aa1/AA*       100,000        102,985
Charlotte NC Certificates of Participation Convention Facilities      5.500       12/01/2020  Aa2/AA+*       700,000        719,649
Shelby NC Combined Enterprise System Revenue                          5.625       05/01/2014    A/A-*         20,000         20,539
Shelby NC Combined Enterprise System Revenue                          5.625       05/01/2014    A/A-*         40,000         41,451
                                                                                                                     ---------------
                                                                                                                            884,624

PREREFUNDED BONDS
3.49% OF NET ASSETS
Catawba County NC Catawba Memorial Hospital Revenue                   6.000       10/01/2017  Aaa/AAA*       100,000        105,251
Cumberland County NC Hospital Facilities Revenue                      6.000       10/01/2021  Aaa/AAA*        90,000         91,685
Forsyth County NC General Obligation Public Improvement               5.600       08/01/2009  Aa1/AAA*         5,000          5,160
Greensboro NC Coliseum Complex Improvement A                          5.700       12/01/2010   A1/AA*         55,000         60,113
Monroe NC Combined Enterprise System Revenue                          6.000       03/01/2019    A/A*         100,000        106,947
NC Eastern Municipal Power Agency Power System                        6.000       01/01/2026  AAA/BBB*        15,000         16,769
Pitt County NC Memorial Hospital Revenue                              5.500       12/01/2015  Aaa/AAA*       325,000        338,543
University of NC at Chapel Hill Hospital Revenue                      6.000       02/15/2024   Aa/AA*        100,000        104,238
                                                                                                                     ---------------
                                                                                                                            828,706

                                                                                                                     ---------------

Total Investments (cost $22,297,603)(a) - 93.77% of Net Assets                                                         $ 22,683,975
                                                                                                                     ===============

          *   Standard and Poor's Corporation
          **  Fitch Rating Service
              All other ratings by Moody's Investors Service, Inc.

          # Bond ratings are unaudited.

(a)   Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                                                                      Unrealized appreciation                          $    460,672
                                                                      Unrealized depreciation                               (74,280)
                                                                                                                     ---------------
                                                                      Net unrealized appreciation                      $    386,392
                                                                                                                     ===============

     The accompanying notes are an integral part of the financial statements
                                       20

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

                                                                       UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

ASSETS:
Investments in securities, at value (Cost $22,297,603)                                    $           22,683,975
Cash                                                                                                   1,084,137
Interest receivable                                                                                      284,514
Receivable from advisor                                                                                    3,114
                                                                                          -----------------------
      Total assets                                                                                    24,055,740

LIABILITIES:
Payable for:
   Distributions                                                                  266,337
   Management fee                                                                   9,938
   Transfer agent                                                                   2,895
   Other fees                                                                      (1,811)
                                                                      --------------------
      Total liabilities                                                                                  277,359
                                                                                          -----------------------


NET ASSETS:
Net assets consist of:
Capital                                                                                   $           23,474,423
Net accumulated realized losses on investment transactions                                               (82,434)
Net unrealized appreciation in value of investments                                                      386,392
                                                                                          -----------------------
Net assets at value                                                                       $           23,778,381
                                                                                          =======================

NET ASSET VALUE, offering price and redemption price per share
                 ($23,778,381/2,208,567 shares outstanding)                               $                10.77
                                                                                          =======================

-----------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000

Net investment income:
      Interest income                                                                     $              607,343
                                                                                          -----------------------
      Expenses:
         Investment advisory fees                                                                         56,902
         Transfer agent                                                                                   16,681
         Professional fees                                                                                 1,999
         Trustee fees                                                                                      1,117
         Other expenses                                                                                    3,732
                                                                                          -----------------------
         Total expenses                                                                                   80,431
         Expenses reimbursed by Investment Advisor                                                       (17,839)
                                                                                          -----------------------
Net investment income                                                                                    544,751
                                                                                          -----------------------
Realized and unrealized gain on investments
      Net realized gain                                                                                   36,009
      Net increase in unrealized appreciation                                                          1,176,227
                                                                                          -----------------------
Net realized and unrealized gain on investments                                                        1,212,236
                                                                                          -----------------------
Net increase in net assets resulting from operations                                      $            1,756,987
                                                                                          =======================

     The accompanying notes are an integral part of the financial statements
                                       21

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES            UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JUNE 30, 2000 AND THE SIX MONTHS ENDED DECEMBER 31, 2000

                                                                           Six Months               One Year
                                                                           12/31/2000                 2000
                                                                     ------------------------------------------------
Increase in net assets:
   Operations:
      Net investment income                                                $    544,751            $    986,912
      Net realized gain/(loss) on investments                                    36,009                (118,443)
      Net increase/(decrease) in unrealized appreciation                      1,176,227                (584,892)
                                                                     ------------------------------------------------
   Net increase in net assets resulting from operations                       1,756,987                 283,577
Distributions to shareholders from:
   Net capital gains                                                                  0                 (30,111)
   Net investment income                                                       (544,751)               (986,912)
Net fund share transactions                                                     905,966               2,937,281
                                                                     ------------------------------------------------
Total increase                                                                2,118,202               2,203,835
Net assets:
   Beginning of year                                                         21,660,179              19,456,344
                                                                     ------------------------------------------------
   End of year                                                             $ 23,778,381            $ 21,660,179
                                                                     ================================================

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                             For the years ended June 30,
                                            Six Months    ------------------------------------------------------------------
                                            12/31/2000       2000          1999         1998          1997         1996(a)
                                            ----------    ----------    ----------    ----------    ----------    ----------

Net asset value, beginning of year              $10.21        $10.61        $10.82        $10.33         $9.88        $10.00
                                            ----------    ----------    ----------    ----------    ----------    ----------
Income from investment operations:
  Net investment income                           0.25          0.51          0.50          0.53          0.54          0.32
  Net gains/(losses) on securities,
    both realized and unrealized                  0.56          0.16         (0.20)         0.49          0.45         (0.12)
                                            ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations                  0.81          0.67          0.30          1.02          0.99          0.20
Less distributions:
  Distributions from capital gains               (0.01)        (0.01)        (0.01)         0.00          0.00          0.00
  Distributions from net investment income       (0.25)        (0.50)        (0.50)        (0.53)        (0.54)        (0.32)
                                            ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $10.77        $10.77        $10.61        $10.82        $10.33         $9.88
                                            ==========    ==========    ==========    ==========    ==========    ==========
Total return                                      8.05%         1.07%         2.71%         9.99%        10.21%         3.23% (b)
Net assets, end of period (in thousands)       $22,778       $21,660       $19,456        $9,911        $3,586        $1,063
Ratio of expenses to average net assets           0.28%         0.55%         0.45%         0.33%         0.25%         0.18% (b)
  Before expense reimbursement                    0.36%         0.72%         0.77%         0.76%         0.81%         2.47% (b)
Ratio of net investment income to
  average net assets                              2.33%         4.76%         4.43%         4.47%         4.72%         0.99% (b)
  After expense reimbursement                     2.41%         4.92%         4.74%         4.90%         5.29%         3.27% (b)
Portfolio turnover                                8.79%        16.14%        11.70%        16.77%        24.13%        22.83%

(a)  Commencement of operations November 16, 1995.
(b)  Annualized

     The accompanying notes are an integral part of the financial statements

DUPREE MUTUAL FUNDS - NORTH CAROLINA SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS                                      UNAUDITED
NORTH CAROLINA MUNICIPAL BONDS -- 100%
DECEMBER 31, 2000

                                                                                 MATURITY
BOND DESCRIPTION                                                    COUPON          DATE     RATING#    PAR VALUE   MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------------

INSURED MUNICIPAL BONDS
35.88% OF NET ASSETS
Asheville NC Certificates of Participation  Series B                 4.300       06/01/2002  Aaa/AAA*   $ 25,000       $ 25,225
Catawba County NC Hospital Revenue  Catawba Memorial Hospital        4.000       10/01/2003     Aaa      110,000        109,230
Coastal Regulation Solid Waste Management Authority NC               4.250       06/01/2005  Aaa/AAA*    125,000        125,245
Elizabeth City NC Housing Mortgage Corp Virginia Dare Apartment      6.500       01/01/2005  Aaa/AAA*    105,000        110,608
Johnston County NC Finance Corporation  School & Museum Project      4.650       08/01/2008  Aaa/AAA*    200,000        203,964
New Hanover County NC Regional Medical Center Hospital Revenue       4.250       10/01/2009  Aaa/AAA*    100,000         97,918
NC Medical Care Community Hospital-High Point Health System          4.400       10/01/2003  Aaa/AAA*     50,000         50,255
NC Medical Care Community Hospital  Wilson Memorial Hospital         4.900       11/01/2007  Aaa/AAA*     75,000         77,011
North Carolina Medical Care Community Hospital  Wayne Memoral        4.250       10/01/2006     Aaa      100,000         99,138
NC Municipal Power Agency No 1 Catawba Electric                      5.100       01/01/2007  Aaa/AAA*    125,000        130,175
North Carolina Municipal Power Agency  Catawba Electric              6.000       01/01/2007  Aaa/AAA*    200,000        217,276
Pitt County NC Certificates Of Participation                         5.500       04/01/2002  Aaa/AAA*     70,000         71,501
Pitt County NC Certificates of Participation  School Facilities      4.750       04/01/2010  Aaa/AAA*    100,000        102,020
Wilkes County NC Refinancing                                         5.250       06/01/2006  Aaa/AAA*    250,000        258,898
                                                                                                                 ---------------
                                                                                                                      1,678,462

HOSPITAL AND HEALTHCARE REVENUE BONDS
33.68% OF NET ASSETS
Charlotte-Mecklenburg Hospital Authority NC Health Care System       5.400       01/15/2007   Aa3/AA*    200,000        208,568
Charlotte-Mecklenberg Hospital Authority NC Health Care System       6.000       01/01/2003   Aa/AA*     150,000        155,054
Cumberland County NC Hospital Facility Revenue                       4.100       10/01/2003   A3/A-*     175,000        171,509
Cumberland County NC Hospital Facility Revenue                       4.500       10/01/2007   A3/A-*     200,000        198,952
NC Community Health Care Facility  Duke Hospital                     4.100       06/01/2005   Aa3/AA*    100,000         98,922
NC Medical Care Community Health Care Facility  Duke University      4.500       06/01/2007   Aa3/AA*    200,000        198,126
North Carolina Medical Care Community Hospital-Scotland Memoral      5.375       10/01/2011     AA*       60,000         61,895
NC Medical Care Community Hospital-Baptist Hospital                  5.400       06/01/2001   Aa/AA-*     10,000         10,083
NC Medical Care Community Hospital-Presbytarian Health               5.000       10/01/2002   Aa3/AA*     40,000         40,601
NC Medical Care Community Hospital-Presbytarian Health               5.350       10/01/2001   Aa/AA*      25,000         25,344
North Carolina Medical Care Community Hospital  Gaston Memorial      4.900       02/15/2003   A1/A+*     150,000        151,590
NC Medical Care Community Hospital  Gaston Memorial                  5.250       02/15/2007   A2/A+*      50,000         51,905
North Carolina Medical Care Community Hospital - Southeastern        5.000       06/01/2003    A/A*      200,000        202,812
                                                                                                                 ---------------
                                                                                                                      1,575,360

PREREFUNDED BONDS
8.04% OF NET ASSETS
Charlotte NC Water & Sewer  General Obligation                       6.200       06/01/2016  Aaa/AAA*    100,000        104,855
Charlotte NC Certificates of Participation Convention Center         6.750       12/01/2021  Aaa/AAA*    200,000        209,508
Franklin County NC Certificates of Participation Jail & School       6.000       06/01/2002  Aaa/AAA*     15,000         15,486
Pitt County NC Revenue-Pitt County Memorial Hospital                 6.900       12/01/2021  Aaa/AA-*      5,000          5,251
Polk County NC General Obligation                                    6.700       05/01/2011  Aaa/AAA*     40,000         41,240
                                                                                                                 ---------------
                                                                                                                        376,341

STATE GENERAL OBLIGATION BONDS
5.48% OF NET ASSETS
NC State General Obligation                                          5.000       06/01/2003  Aaa/AAA*     50,000         51,165
NC State General Obligation  Series A                                4.750       04/01/2006  Aaa/AAA*    200,000        205,126
                                                                                                                 ---------------
                                                                                                                        256,291

LOCAL GENERAL OBLIGATION BONDS
4.58% OF NET ASSETS
Asheville NC Certificates of Participation  Series:A                 4.600       06/01/2005    A1/A*      50,000         50,697
Durham NC Certificates of Participation                              5.100       06/01/2005   Aa3/AA*    100,000        103,309
Forsyth County NC Refunding General Obligation                       4.600       03/01/2001  Aaa/AAA*     15,000         15,038
Rocky Mount NC General Obligation                                    6.100       05/01/2001    A/A+*      25,000         25,228
Surf City NC Refunding General Obligation                            5.400       03/01/2001    BBB-*      20,000         20,070
                                                                                                                 ---------------
                                                                                                                        214,342

     The accompanying notes are an integral part of the financial statements
                                       23

DUPREE MUTUAL FUNDS - NORTH CAROLINA SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS                                      UNAUDITED
NORTH CAROLINA MUNICIPAL BONDS -- 100%
DECEMBER 31, 2000

                                                                                 MATURITY
BOND DESCRIPTION                                                    COUPON          DATE     RATING#    PAR VALUE   MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------------

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.25% OF NET ASSETS
NC Education Facility Finance Agency (St Augustine College)          4.450       10/01/2002     AA*      100,000        100,868
University of NC   Utility System Revenue                            4.900       08/01/2003   Aa2/AA*     50,000         51,070
                                                                                                                 ---------------
                                                                                                                        151,938

MUNICIPAL UTILITY REVENUE BONDS
2.15% OF NET ASSETS
Buncombe County NC Water & Sewer Revenue                             6.100       07/01/2001    A/A+*      25,000         25,341
Orange County NC Water & Sewer Authority Revenue Refunding           4.250       07/01/2001   Aa/AA*       5,000          5,017
Winston-Salem NC Water & Sewer Revenue Refunding                     4.300       06/01/2003   Aa2/AA*     70,000         70,286
                                                                                                                 ---------------
                                                                                                                        100,643

COUNTY GENERAL OBLIGATION BONDS
1.10% OF NET ASSETS
Caldwell County NC General Obligation                                6.000       02/01/2005    A1/A*      50,000         51,604
                                                                                                                 ---------------
                                                                                                                         51,604

STATE AND LOCAL MORTGAGE REVENUE
 .65% OF NET ASSETS
NC Housing Finance Agency Single Family                              4.750       03/01/2002   Aa/AA*      30,000         30,298
                                                                                                                 ---------------
                                                                                                                         30,298
                                                                                                                 ---------------

Total Investments (cost $4,409,286)(a) - 94.26% of Net Assets                                                       $ 4,435,277
                                                                                                                 ===============

          *   Standard and Poor's Corporation
               All other ratings by Moody's Investors Service, Inc.
          NR   Not Rated
          #   Bond ratings are unaudited.

(a)   Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                                                                     Unrealized appreciation                        $    43,474
                                                                     Unrealized depreciation                            (17,483)
                                                                                                                 ---------------
                                                                     Net unrealized appreciation                    $    25,991
                                                                                                                 ===============

     The accompanying notes are an integral part of the financial statements
                                       24

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
                                                                       UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

ASSETS:
Investments in securities,at value (Cost: $4,409,286)                                        $         4,435,277
Cash                                                                                                     119,855
Receivable from investments sold                                                                          85,000
Interest receivable                                                                                       58,172
                                                                                             --------------------
      Total assets                                                                                     4,698,304
LIABILITIES:
Payable for:
   Distributions                                                               $      14,395
   Investment advisor                                                                    759
   Transfer agent                                                                        583
   Other fees                                                                          4,566
                                                                               --------------
      Total liabilities                                                                                   20,303
                                                                                             --------------------

NET ASSETS:
Capital                                                                                                4,684,690
Net accumulated realized losses on investment transactions                                               (32,680)
Net unrealized appreciation in value of investments                                                       25,991
                                                                                             --------------------
Net assets at value                                                                          $         4,678,001
                                                                                             ====================
NET ASSET VALUE, offering price and redemption price per share
                 ($4,678,001 / 461,553 shares outstanding)                                   $             10.14
                                                                                             ====================

-----------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
Net investment income:
      Interest income                                                                        $            98,391
                                                                                             --------------------
      Expenses:
         Investment advisory fees                                                                         11,100
         Transfer agent                                                                                    3,330
         Professional fees                                                                                 1,068
         Trustee fees                                                                                        218
         Other expenses                                                                                    1,767
                                                                                             --------------------
         Total expenses                                                                                   17,483
         Expenses reimbursed by Investment Advisor                                                        (6,826)
                                                                                             --------------------
Net investment income                                                                                     87,734
                                                                                             --------------------
Realized and unrealized loss on investments
      Net realized loss                                                                                     (341)
      Net increase in unrealized depreciation                                                             87,761
                                                                                             --------------------
Net realized and unrealized loss on investments                                                           87,420
                                                                                             --------------------
Net increase in net assets resulting from operations                                         $           175,154
                                                                                             ====================

     The accompanying notes are an integral part of the financial statements

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
                                                                       UNAUDITED

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JUNE 30, 2000 AND THE SIX MONTHS ENDED DECEMBER 31, 2000

                                                                                    Six Months            One Year
                                                                                     12/31/00               2000
                                                                               ------------------------------------------
Increase in net assets:
   Operations:
      Net investment income                                                         $    87,734          $   171,257
      Net realized loss on investments                                                     (341)             (27,157)
      Net increase/(decrease) in unrealized appreciation                                 87,761              (39,253)
                                                                               ------------------------------------------
   Net increase in net assets resulting from operations                                 175,154              104,847
   Distributions to shareholders from net investment income                             (87,735)            (171,257)
   Net fund share transactions                                                          344,231              374,660
                                                                               ------------------------------------------
Total increase                                                                          431,650              308,250
Net assets:
   Beginning of year                                                                  4,246,351            3,938,101
                                                                               ------------------------------------------
   End of year                                                                      $ 4,678,001          $ 4,246,351
                                                                               ==========================================

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                           6 months           For the years or period ended June 30,
                                                          -------------------------------------------------------------
                                                          12/31/00       2000         1999          1998         1997     1996(a)
                                                          ------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                          $9.94       $10.09       $10.24        $10.12        $9.99     $10.00
                                                          ------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

   Net investment income                                     0.20         0.39         0.39          0.40         0.41       0.24
   Net gains (losses) on securities
      (both realized and unrealized)                         0.20        (0.15)       (0.15)         0.12         0.13      (0.01)
                                                          ------------------------------------------------------------------------
Total from investment operations                             0.39         0.24         0.24          0.52         0.54       0.23
LESS DISTRIBUTIONS:
   Distributions (from net investment income)               (0.20)       (0.39)       (0.39)        (0.40)       (0.41)     (0.24)
                                                          ------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.14        $9.94       $10.09        $10.24       $10.12      $9.99
                                                          ========================================================================
Total return                                                4.06%        2.47%        2.35%         5.20%        5.49%      3.79%(b)
Net assets, end of year (in thousands)                     $4,678       $4,246       $3,938        $2,194       $1,458     $1,159
Ratio of expenses to average net assets (b)                 0.24%        0.48%        0.44%         0.41%        0.23%      0.16%(b)
Before expense reimbursement (b)                            0.40%        0.80%        0.78%         0.86%        0.82%      1.78%(b)
Ratio of net investment income to average net assets (b)    1.84%        3.62%        3.44%         3.44%        3.46%      0.85%(b)
   After expense reimbursement (b)                          1.99%        3.94%        3.78%         3.89%        4.06%      2.47%(b)
Portfolio turnover                                          4.26%       25.85%       25.54%        14.89%       17.20%     17.18%
(a) Commencement of operations November 16, 1995.

     The accompanying notes are an integral part of the financial statements

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES                 UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
DECEMBER 31, 2000

                                                                                 MATURITY
BOND DESCRIPTION                                                    COUPON          DATE     RATING#     PAR VALUE      MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

INSURED MUNICIPAL REVENUE BONDS
24.58% of Net Assets
Chattanooga/Hamilton County TN Hospital Revenue Erlanger             5.625       10/01/2018  Aaa/AAA*     $ 30,000         $ 30,497
Clarksville TN Water Sewer & Gas Refunding & Improvement             6.250       02/01/2018  Aaa/AAA*      200,000          206,764
Clarksville TN Water Sewer & Gas Revenue                             5.650       02/01/2017     Aaa        200,000          207,742
Franklin TN Industrial Development Board Landings Apartment          5.550       10/01/2008  Aaa/AAA*       50,000           53,644
Franklin TN Industrial Development Board Landings Apartment          5.900       10/01/2016  Aaa/AAA*      800,000          840,496
Gatlinburg TN Public Building Authority  Convention Center           6.900       12/01/2012  Aaa/AAA*       90,000           94,155
Greater Tennessee Housing Assistance Refunding                       7.250       07/01/2024  Aaa/AAA*        5,000            5,379
Jackson TN Hospital Revenue Refunding & Improvement                  5.625       04/01/2015  Aaa/AAA*      310,000          319,598
Knox County/Chapman TN Utility District Water & Sewer                6.000       01/01/2014  Aaa/AAA*       40,000           42,184
Knox County TN Health Educational & Housing Facilities Baptist       5.500       04/15/2017    AAA*      1,315,000        1,348,375
Knox County TN Health Educational & Housing Facilities Ft Sanders    5.650       01/01/2008  Aaa/AAA*       20,000           20,588
Knox County TN Health Educational & Housing Facilities Ft Sanders    6.250       01/01/2013  Aaa/AAA*       10,000           11,263
Knox County TN Health Educational & Housing Facilities Mercy         5.875       09/01/2015  Aaa/AAA*       15,000           16,151
Knox County TN Health Educational & Housing Facilities Mercy         6.000       09/01/2019  Aaa/AAA*      100,000          103,943
Knox County TN Utility District Water & Sewer                        5.625       12/01/2019     Aaa        400,000          413,148
Knoxville TN Development Corp Housing Revenue Morningside            6.100       07/20/2020    AAA*        500,000          519,395
Lawrence County TN Public Improvements General Obligation            6.300       03/01/2008  Aaa/AAA*       50,000           52,433
Memphis/Shelby County TN Airport Revenue Refunding                   5.650       09/01/2015  Aaa/AAA*       55,000           56,653
Metropolitan Nashville & Davidson County TN Adventist Systems        5.750       11/15/2025  Aaa/AAA*    1,150,000        1,180,751
Metropolitan Nashville & Davidson County TN Stadium Project          5.750       07/01/2014  Aaa/AAA*      100,000          105,318
Metropolitan Nashville & Davidson County TN Stadium Project          5.875       07/01/2021  Aaa/AAA*      350,000          362,464
Metropolitan Nashville & Davidson County TN Airport Series C         6.625       07/01/2007  Aaa/AAA*       30,000           31,010
Metropolitan Nashville & Davidson County TN Airport Series C         6.600       07/01/2015  Aaa/AAA*      120,000          124,100
North Anderson TN Utility District Waterworks Revenue                5.600       01/01/2015  Aaa/AAA*      100,000          103,814
Oak Ridge TN Industrial Development Board Gardens Refunding Revenue  5.250       08/20/2018     Aaa        655,000          659,677
Sevier County TN Public Buildings Auth Solid Waste Facility          5.600       09/01/2015  Aaa/AAA*      100,000          103,064
Shelby County TN Health Educational & Housing Heritage Place         6.900       07/01/2014  Aaa/AAA*      150,000          164,015
Shelby County TN Health Educational & Housing Methodist              5.300       08/01/2015  Aaa/AAA*      740,000          763,125
Shelby County TN Health Educational & Housing Methodist              5.375       04/01/2013  Aaa/AAA*      690,000          716,179
Shelby County TN Health Educational & Housing Methodist              5.000       04/01/2018  Aaa/AAA*      500,000          490,890
Sullivan County TN Health Educational & Housing Holston              5.750       02/15/2013  Aaa/AAA*      130,000          134,369
TN Housing Development Agency Homeownership Program                  5.900       07/01/2017  Aaa/AAA*       35,000           36,086
TN Housing Development Agency Mortgage Finance Program               5.900       07/01/2018  Aaa/AAA*       95,000           97,717
TN Housing Development Agency Mortgage Finance Program               5.850       07/01/2013  Aaa/AAA*      100,000          103,554
TN Housing Development Agency Mortgage Finance Program               6.200       07/01/2018  Aaa/AAA*      755,000          798,352
                                                                                                                   -----------------
                                                                                                                         10,316,893

HOSPITAL AND HEALTHCARE REVENUE BONDS
21.71% OF NET ASSETS
Anderson County TN Health & Educational Facilities Revenue           5.650       07/01/2007     A1         155,000          158,331
Chattanooga TN Health Educational & Housing Revenue                  5.000       12/01/2018   Aa2/AA*    1,000,000          976,820
Knox County TN Health Educational & Housing Facilities University    5.750       04/01/2019    Baa1      1,000,000          985,460
Metropolitan Nashville & Davidson County TN Adventist Systems        6.250       11/15/2015   Baa1/A-    1,100,000        1,130,558
Metropolitan Nashville & Davidson County TN Modal                    5.500       05/01/2023     AA*      1,715,000        1,746,830
Metropolitan Nashville & Davidson County TN Open Arms                5.100       08/01/2016     AA*      1,000,000          998,880
Metropolitan Nashville & Davidson County TN Open Arms                5.100       08/01/2019     AA*      1,660,000        1,615,213
Montgomery County TN Health Educational & Housing Hospital           5.375       01/01/2018  Baa/BBB*    1,500,000        1,417,710
Sumner County TN Health Educational & Housing Sumner Health          7.500       11/01/2014     A-          75,000           83,939
                                                                                                                   -----------------
                                                                                                                          9,113,741

COUNTY GENERAL OBLIGATION
17.26% OF NET ASSETS
Marion County TN General Obligation                                  6.000       04/01/2018     Aaa        950,000        1,012,862
Metropolitan Nashville & Davidson County TN Limited Obligation       7.000       09/01/2011   A1*/A*       180,000          187,173
Putnam County TN School Building Revenue                             5.500       04/01/2019   Aaa/A2*    1,000,000        1,023,940
Shelby County TN General Obligation                                  5.625       04/01/2014  Aa3/AA+*       60,000           62,017
Shelby County TN Health Educational & Housing Cameron Kirby          5.900       07/01/2018     A*       3,300,000        3,415,863

     The accompanying notes are an integral part of the financial statements

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES                 UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
DECEMBER 31, 2000


                                                                                  MATURITY
BOND DESCRIPTION                                                     COUPON          DATE     RATING#     PAR VALUE     MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

Shelby County TN Health Educational & Housing Cameron Kirby           6.000       07/01/2028     A*         500,000          516,110
Williamson County TN General Obligation                               5.375       03/01/2019     Aa1      1,000,000        1,027,450
                                                                                                                   -----------------
                                                                                                                          7,245,415

STATE AND LOCAL MORTGAGE REVENUE
13.94% OF NET ASSETS
Knoxville TN Development Corporation Housing Revenue Clinton Tower    6.650       10/15/2010     A*         285,000          299,424
Memphis TN Health Education & Housing Board Riverdale Plaza           6.350       07/20/2028    AAA*        295,000          309,254
Memphis TN Health Education & Housing Board River Trace II            6.250       10/01/2013     Aaa         50,000           53,084
Metropolitan Nashville & Davidson County TN Dandridge Tower           6.375       01/01/2011     A*         200,000          216,186
Metropolitan Nashville & Davidson County TN Hermitage Apts            5.900       02/01/2019     A*         395,000          403,840
Murfreesboro TN Housing Authority Westbrooks Towers Project           5.875       01/15/2010     A*         310,000          320,844
Shelby County TN Health Educational & Housing Corners Apts            6.000       01/01/2017     A*         250,000          260,633
Shelby County TN Health Educational & Housing Four Stones             5.350       01/01/2019     A*       2,000,000        1,986,300
Shelby County TN Health Educational & Housing Harbour Apartments      6.000       04/15/2018     A*         125,000          127,684
Shelby County TN Health Educational & Housing Harbour Apartments      6.000       04/15/2024     A*          50,000           50,895
Shelby County TN Health Educational & Housing Harbour Apartments      5.750       04/15/2011     A*         100,000          102,430
Shelby County TN Health Educational & Housing Windsor Apartments      6.750       10/01/2017     AA*        355,000          376,485
TN Housing Development Agency Homeownership Program                   6.700       07/01/2012   Aa2/AA*       85,000           88,952
TN Housing Development Agency Homeownership Program                   5.850       01/01/2011   Aa2/AA*      200,000          213,938
TN Housing Development Agency Mortgage Finance Program                5.700       01/01/2008   A1/A+*       100,000          103,935
TN Housing Development Agency Mortgage Finance Program                5.850       07/01/2013   A1/A+*       125,000          129,850
TN Housing Development Agency Mortgage Finance Program                5.900       07/01/2018   A1/A+*       785,000          806,815
                                                                                                                    ----------------
                                                                                                                           5,850,549

PREREFUNDED BONDS
4.62% OF NET ASSETS
Chattanooga TN General Obligation                                     6.000       08/01/2011   A1/AA-*      110,000          115,589
Franklin TN Industrial Development Board Sussex Downs LTD             6.250       06/01/2007    AAA*         30,000           32,721
Jackson TN Water & Sewer Revenue                                      7.200       07/01/2012  Aaa/AAA*       10,000           10,822
Knoxville TN Gas System Revenue Refunding & Improvement               5.900       03/01/2012   A1/AA*        25,000           25,608
Lauderdale County TN General Obligation                               6.000       04/01/2013  Aaa/AAA*       20,000           20,935
Marshall County TN General Obligation                                 5.600       06/01/2014      A           5,000            5,143
Memphis TN General Obligation Improvement                             5.500       10/01/2010   Aa/AA*        20,000           20,498
Memphis TN Health Education & Housing Board Hunters Trace             6.250       06/01/2013   Aa/AAA*       55,000           55,966
Memphis TN Water Revenue                                              6.000       01/01/2012   Aa/AA*       140,000          146,017
Metropolitan Nashville & Davidson County TN Electric System           6.000       05/15/2012   Aa/AA*        30,000           31,442
Metropolitan Nashville & Davidson County TN Water & Sewer             6.500       12/01/2014  Aaa/AAA*       60,000           69,077
Milan TN Special School District                                      6.750       04/01/2013  Aaa/AAA*       60,000           65,653
Shelby County TN General Obligation Public Impvt Series A             6.000       03/01/2013   Aa/AA+*       30,000           31,067
Shelby County TN General Obligation Bond Prerefunded                  5.875       03/01/2007    AA+*         35,000           35,683
Shelby County TN General Obligation Bond Prerefunded                  5.625       04/01/2014    AA+*         20,000           21,234
Shelby County TN School Building Revenue Series A                     5.800       04/01/2019   Aa/AA+*      100,000          105,601
Shelby County TN School Building Revenue Series A                     5.900       03/01/2012   Aa/AA+*       10,000           10,350
Shelby County TN School Building Revenue Series A                     5.900       03/01/2016   Aa/AA+*       50,000           51,750
Shelby County TN School Building Revenue Series A                     5.950       03/01/2017   Aa/AA+*      100,000          103,556
Shelby County TN School Building Revenue Series A                     5.950       03/01/2019   Aa/AA+*       40,000           41,422
Shelby County TN School Building Revenue Series B                     5.875       03/01/2012   Aa/AA+*      150,000          155,118
Shelby County TN School Building Revenue Series B                     6.000       03/01/2013   Aa/AA+*       35,000           36,273
TN Local Development Authority Community Provider Pooled Loan Program 6.250       10/01/2009     A-*         30,000           32,638
TN Local Development Authority Community Provider Pooled Loan Program 6.450       10/01/2014     A-*         40,000           43,719
TN Local Development Authority Community Provider Pooled Loan Program 7.000       10/01/2011     A-*          5,000            5,351
Tennessee School Building Authority Revenue                           6.250       05/01/2017   A1/AA*        35,000           36,606
Tipton County TN General Obligation High School                       6.650       04/01/2014  Aaa/AAA*       30,000           31,624
Williamson County TN Rural School Building Revenue                    5.800       03/01/2012     Aa         100,000          105,460
Williamson County TN General Obligation                               5.600       09/01/2010     Aa          45,000           47,909
Wilson County TN Certificates of Participation                        6.125       06/30/2010      A         410,000          442,546
                                                                                                                    ----------------
                                                                                                                           1,937,378

     The accompanying notes are an integral part of the financial statements

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES                 UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
DECEMBER 31, 2000

                                                                                 MATURITY
BOND DESCRIPTION                                                    COUPON          DATE     RATING#     PAR VALUE      MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.56% OF NET ASSETS
Metropolitan Nashville & Davidson County TN Belmont University       6.300       12/01/2014    Baa3         10,000           10,630
Metropolitan Nashville & Davidson County TN McKendree                5.125       01/01/2020     AA*      1,700,000        1,686,740
Metropolitan Nashville & Davidson County TN Vanderbilt               6.500       05/01/2016   Aa3/AA*       80,000           82,275
Metropolitan Nashville & Davidson County TN Vanderbilt               6.000       10/01/2016   Aa3/AA*      130,000          135,381
                                                                                                                   -----------------
                                                                                                                          1,915,026

STATE GENERAL OBLIGATION AND AGENCY
4.36% OF NET ASSETS
Hamilton County TN Multifamily Housing Revenue                       6.700       03/01/2021     A*         450,000          481,140
Knoxville TN Development Corp Housing Revenue Clinton Tower          6.600       10/15/2007     A*         350,000          369,716
Shelby County TN General Olbigation Refunding                        5.875       03/01/2007  Aa2/AA+*       15,000           15,274
TN Local Development Authority Student Loan Program                  5.750       03/01/2011   A2/AA-*      200,000          207,974
Wilson County TN General Obligation Refunding                        5.100       05/01/2016    AAA*        745,000          755,415
                                                                                                                   -----------------
                                                                                                                          1,829,519

LOCAL GENERAL OBLIGATION BONDS
3.65% OF NET ASSETS
Cleveland TN Public Improvement General Obligation                   5.125       06/01/2018  Aaa/AAA*      835,000          836,369
Collierville TN General Obligation Improvement                       5.900       05/01/2012     A1          30,000           31,679
Johnson City TN General Obligation                                   5.500       05/01/2020  Aaa/AAA*      300,000          306,732
Metropolitan Nashville & Davidson County TN General Obligation       5.625       05/15/2017   Aa/AA*       250,000          254,878
Metropolitan Nashville & Davidson County TN General Obligation       5.875       05/15/2026   Aa/AA*       100,000          103,645
                                                                                                                   -----------------
                                                                                                                          1,533,303

MUNICIPAL UTILITIES REVENUE BONDS
3.22% OF NET ASSETS
Knoxville TN Gas System Revenue                                      5.400       03/01/2015   Aa3/AA*      100,000          101,707
Knoxville TN Waste Water System Revenue                              5.100       04/01/2018   Aa3/AA*      435,000          434,469
Memphis TN Sanitary Sewer System Revenue                             5.750       10/01/2014   Aa/AA*       100,000          103,646
Metropolitan Nashville & Davidson County TN Electric System          5.625       05/15/2014   Aa/AA*       500,000          524,710
Metropolitan Nashville & Davidson County TN Water & Sewer            5.500       01/01/2016    A1/A*       185,000          185,002
                                                                                                                   -----------------
                                                                                                                          1,349,534

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
1.24% OF NET ASSETS
Chattanooga TN Industrial Development Board F L Haney Co             7.200       08/15/2010    AAA*         20,000           24,532
Chattanooga TN Industrial Development Board F L Haney Co             7.200       02/15/2009    AAA*         25,000           29,719
Chattanooga TN Industrial Development Board F L Haney Co             7.200       08/15/2009    AAA*         25,000           29,959
Chattanooga TN Industrial Development Board F L Haney Co             7.200       02/15/2010    AAA*        100,000          121,359
Cookeville TN Industrial Development Board General Hospital          5.625       10/01/2016     A*         200,000          208,066
Maury County TN Pollution Control Revenue Saturn Corporation Project 6.500       09/01/2024    A2/A*       100,000          105,529
                                                                                                                   -----------------
                                                                                                                            519,164

RENTALS / MUNICIPAL LEASE BONDS
 .69% OF NET ASSETS
Memphis/Shelby County TN Airport Special Facilities FedEx            7.875       09/01/2009  Baa/BBB*      120,000          126,366
Memphis/Shelby County TN Airport Revenue Refunding FedEx             6.750       09/01/2012  Baa/BBB*      155,000          162,651
                                                                                                                   -----------------
                                                                                                                            289,017
                                                                                                                   -----------------

Total Investments (cost $41,090,011)(a) - 97.90% of Net Assets                                                         $ 41,899,539
                                                                                                                   =================

          *   Standard and Poor's Corporation
          **  Fitch Rating Service
              All other ratings by Moody's Investors Service, Inc.
          #   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                                                                     Unrealized appreciation                           $    974,171
                                                                     Unrealized depreciation                               (164,643)
                                                                                                                   -----------------
                                                                     Net unrealized appreciation                       $    809,528
                                                                                                                   =================

     The accompanying notes are an integral part of the financial statements
                                       29

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

                                                                       UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

ASSETS:
Investments in securities, at value (Cost: $41,090,011)                                          $              41,899,539
Interest receivable                                                                                                771,626
Receivable from advisor                                                                                              5,424
                                                                                                 --------------------------
      Total assets                                                                                              42,676,589

LIABILITIES:
Cash overdraft                                                                 $         241,970
Payable for:
   Distributions                                                                         446,391
   Management fee                                                                         17,730
   Transfer agent                                                                          4,765
   Other fees                                                                             (4,460)
                                                                              -------------------
      Total liabilities                                                                                            706,396
                                                                                                 --------------------------


NET ASSETS:
Net assets consist of:
Capital                                                                                          $              42,035,127
Net accumulated realized losses on investment transactions                                                        (874,361)
Net unrealized appreciation in value of investments                                                                809,427
                                                                                                 --------------------------
Net assets at value                                                                              $              41,970,193
                                                                                                 ==========================

NET ASSET VALUE, offering price and redemption price per share
                 ($41,970,193/3,895,298 shares outstanding)                                      $                   10.77
                                                                                                 ==========================

---------------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000

Net investment income:
      Interest income                                                                            $               1,152,957
                                                                                                 --------------------------
      Expenses:
         Investment advisory fees                                                                                  104,007
         Transfer agent                                                                                             27,986
         Professional fees                                                                                           3,949
         Trustee fees                                                                                                2,059
         Other expenses                                                                                              6,565
                                                                                                 --------------------------
         Total expenses                                                                                            144,566
         Expenses reimbursed by Investment Advisor                                                                 (32,238)
                                                                                                 --------------------------
Net investment income                                                                                            1,040,629
                                                                                                 --------------------------
Realized and unrealized loss on investments
      Net realized loss                                                                                           (187,680)
      Net increase in unrealized appreciation                                                                    1,993,874
                                                                                                 --------------------------
Net realized and unrealized gain on investments                                                                  1,806,194
                                                                                                 --------------------------
Net increase in net assets resulting from operations                                             $               2,846,823
                                                                                                 ==========================

     The accompanying notes are an integral part of the financial statements

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

                                                                       UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JUNE 30, 2000 AND THE SIX MONTHS ENDED DECEMBER 31, 2000

                                                                                   Six Months                 One Year
                                                                                    12/31/99                    2000
                                                                             ---------------------------------------------------
Increase in net assets:
   Operations:
      Net investment income                                                       $  1,040,629              $  2,145,261
      Net realized loss on investments                                                (187,680)                 (571,354)
      Net increase/(decrease) in unrealized appreciation                             1,993,874                (1,339,328)
                                                                             ---------------------------------------------------
   Net increase in net assets resulting from operations                              2,846,823                   234,579
Distributions to shareholders from:
   Net capital gains                                                                         0                    (6,450)
   Net investment income                                                            (1,040,629)               (2,145,261)
   Net fund share transactions                                                        (360,302)               (3,644,942)
                                                                             ---------------------------------------------------
Total increase/(decrease)                                                            1,445,892                (5,562,074)
Net assets:
   Beginning of year                                                                40,524,301                46,086,375
                                                                             ---------------------------------------------------
   End of period                                                                  $ 41,970,193              $ 40,524,301
                                                                             ===================================================

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                             6 months                        For the years ended June 30,
                                             12/31/00        2000           1999         1998          1997          1996
                                            ----------    ----------    ----------    ----------    ----------    ----------

Net asset value, beginning of year              $10.32        $10.77        $10.97        $10.53        $10.17        $10.05
                                            ----------    ----------    ----------    ----------    ----------    ----------
Income from investment operations:
  Net investment income                           0.26          0.53          0.54          0.54          0.54          0.54
  Net gains/(losses) on securities,
    both realized and unrealized                  0.45         (0.45)        (0.19)         0.45          0.36          0.12
                                            ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations                  0.71          0.08          0.35          0.99          0.90          0.66
Less distributions:
  Distributions from capital gains                0.00          0.00         (0.01)        (0.01)         0.00          0.00
  Distributions from net investment income       (0.26)        (0.53)        (0.54)        (0.54)        (0.54)        (0.54)
                                            ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $10.77        $10.32        $10.77        $10.97        $10.53        $10.17
                                            ==========    ==========    ==========    ==========    ==========    ==========
Total return                                      7.01%         0.84%         3.03%         9.57%         9.00%         6.65%
Net assets, end of period (in thousands)        $41,970       $40,524       $46,086       $29,172       $13,678        $8,056
Ratio of expenses to average net assets           0.27%         0.54%         0.48%         0.44%         0.55%         0.54%
  Before expense reimbursement                    0.35%         0.67%         0.69%         0.74%         0.77%         0.90%
Ratio of net investment income to
  average net assets                              2.44%         4.97%         4.50%         4.64%         4.92%         4.92%
  After expense reimbursement                     2.52%         5.09%         4.71%         4.84%         5.15%         5.27%
Portfolio turnover                               10.35%         8.80%        14.76%        12.62%         5.14%         9.13%

     The accompanying notes are an integral part of the financial statements

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS                                      UNAUDITED
TENNESSEE MUNICIPAL BONDS -- 100%
DECEMBER 31, 2000


                                                                                MATURITY
BOND DESCRIPTION                                                   COUPON          DATE      RATING#   AR VALUE       MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------

INSURED MUNICIPAL REVENUE BONDS
28.31% of Net Assets
Chattanooga-Hamilton TN Hospital Authority-Erlanger Medical         5.100       10/01/2001   Aaa/AAA*  $ 10,000           $ 10,270
Chattanooga-Hamilton TN Hospital Authority-Erlanger Medical         5.125       10/01/2002   Aaa/AAA*    50,000             50,856
Hamilton County TN Industrial Development Lease Revenue             5.500       09/01/2002   Aaa/AAA*   100,000            102,413
Knox County TN Health Education & Housing Facilities Board          5.500       04/15/2011   Baa/AAA*   300,000            315,690
Knox County Utility District Water & Sewer Revenue                  5.250       12/01/2006   Aaa/AAA*   220,000            229,275
LaFollette TN Electric System Revenue                               5.500       03/01/2001     Aaa      165,000            165,609
Metropolitan Nashville & Davidson Counties TN  Stadium Project      5.000       07/01/2003   Aaa/AAA*   110,000            112,124
Metropolitan Nashville Airport Revenue                              6.200       07/01/2002   Aaa/AAA*    25,000             25,761
Montgomery County TN General Obligation                             5.250       05/01/2007     Aaa      400,000            419,956
TN Energy Acquisition Corporation Gas Revenue  Series:A             4.750       09/01/2002   Aaa/AAA*   250,000            251,900
Unicoi County TN General Obligation Unlimited                       5.400       04/01/2010   Aaa/AAA*   200,000            212,932
                                                                                                                -------------------
                                                                                                                         1,896,786

HOSPITAL AND HEALTHCARE REVENUE BONDS
23.76% OF NET ASSETS
Chattanooga TN Catholic Health Initiatives  Series A                5.500       12/01/2006   Aa2/AA*    700,000            734,895
Jackson TN Hospital Refunding & Improvement Revenue                 4.800       04/01/2002    A1/A+*     60,000             60,571
Knox County TN Health Education & Housing Facilities Board          4.600       04/01/2002     Baa      300,000            300,633
Knox County TN Health Education & Housing Facilities Board          4.750       04/01/2004     Baa1     400,000            395,816
Metropolitan Government Nashville & Davidson Counties TN            4.300       08/01/2004     AA*      100,000             99,733
                                                                                                                -------------------
                                                                                                                         1,591,648

COUNTY GENERAL OBLIGATION BONDS
14.09% OF NET ASSETS
Cheatham County TN General Obligation                               4.350       04/01/2004      A3      200,000            200,288
Madison County TN School General Obligation                         6.000       04/01/2001      A1       10,000             10,069
Maury County TN General Obligation                                  4.500       06/01/2001      A1       75,000             75,240
Metropolitan Government Nashville & Davidson County GO              4.600       11/15/2001    Aa/AA*     50,000             50,370
Rutherford County TN General Obligation                             4.750       04/01/2001    Aa/AA*    100,000            100,346
Rutherford County TN Capital Outlay Notes General Obligation        4.700       04/01/2002   Aa/AA-*     45,000             45,506
Shelby County Tn Public Improvement General Obligation              5.625       06/01/2004   Aa3/AA+*   250,000            260,993
Shelby County Mutli-Family Housing  Cameron Kibry-A  GO             4.700       07/01/2002      A*      200,000            201,326
                                                                                                                -------------------
                                                                                                                           944,137

LOCAL GENERAL OBLIGATION BONDS
5.36% OF NET ASSETS
Memphins TN General Obligation  Capital Outlay Notes                5.375       06/01/2003     Aa2      350,000            359,121
                                                                                                                -------------------
                                                                                                                           359,121

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.14% OF NET ASSETS
Shelby County TN Multi-Family Housing   Memphis  Series A           5.000       01/01/2009      A*      240,000            242,362
TN Housing Development Agency Mortgage Finance                      5.300       01/01/2003    A1/A+*    100,000            101,998
                                                                                                                -------------------
                                                                                                                           344,360

PREREFUNDED BONDS
4.94% OF NET ASSETS
Bristol TN Health & Education Facility-Memorial Hospital            7.000       09/01/2021   Aaa/AAA*   100,000            102,619
Johnson City TN Health & Education Revenue                          6.750       07/01/2006   Aaa/AAA*    20,000             20,733
Memphis TN General Obligation                                       5.600       08/01/2012   Aaa/AAA*   100,000            103,248
Metropolitan Nashville TN Airport Improvement Revenue               7.750       07/01/2006   Aaa/AAA*   100,000            104,158
                                                                                                                -------------------
                                                                                                                           330,758

PUBLIC FACILITIES REVENUE BONDS
3.97% OF NET ASSETS
Hardeman County TN Corrctional Facility Revenue                     7.000       08/01/2005      A*      240,000            266,081
                                                                                                                -------------------
                                                                                                                           266,081

ESCROWED TO MATURITY BONDS
3.49% OF NET ASSETS
Knox County TN 1st Utility District  Water Revenue                  6.000       12/01/2001     Aaa      100,000            101,953
Metro Government Nashville/Davidson County TN  Meharry Medical      7.875       12/01/2004     AAA      120,000            132,000
                                                                                                                -------------------
                                                                                                                           233,953

     The accompanying notes are an integral part of the financial statements
                                       32

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS                                      UNAUDITED
TENNESSEE MUNICIPAL BONDS -- 100%
DECEMBER 31, 2000

                                                                                MATURITY
BOND DESCRIPTION                                                   COUPON          DATE      RATING#   AR VALUE       MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------

STATE AND LOCAL MORTGAGE REVENUE
3.03% OF NET ASSETS
TN Housing Development Mortgage Agency  Series A                    5.500       01/01/2005    A1/A+*    195,000            202,798
                                                                                                                -------------------
                                                                                                                           202,798

STATE GENERAL OBLIGATION BONDS
1.52% OF NET ASSETS
TN State General Obligation                                         5.000       03/01/2003   Aaa/AA+*   100,000            101,846
                                                                                                                -------------------
                                                                                                                           101,846

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
1.05% OF NET ASSETS
Bristol TN Industrial Development Board Revenue                     4.800       03/01/2001     AA*       70,000             70,160
                                                                                                                -------------------
                                                                                                                            70,160
                                                                                                                -------------------


Total Investments (cost $6,260,750)(a) - 93.44% of Net Assets                                                          $ 6,341,648
                                                                                                                ===================

          *   Standard and Poor's Corporation
               All other ratings by Moody's Investors Service, Inc.
          NR   Not Rated
          #   Bond ratings are unaudited.

(a)   Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                                                                    Unrealized appreciation                            $     92,121
                                                                    Unrealized depreciation                                  11,223
                                                                                                                -------------------
                                                                    Net unrealized appreciation                        $     80,898
                                                                                                                ===================


     The accompanying notes are an integral part of the financial statements
                                       33

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

                                                                       UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

ASSETS:
Investments in securities, at value (Cost: $6,260,750)                                                 $           6,341,648
Cash                                                                                                                 250,806
Receivable from investments sold                                                                                      50,000
Interest receivable                                                                                                   84,043
                                                                                                       ----------------------
      Total assets                                                                                                 6,726,497
LIABILITIES:
Payable for:
   Distributions                                                                     $          20,613
   Investment advisor                                                                            1,694
   Transfer agent                                                                                  806
   Other fees                                                                                    3,317
                                                                                     ------------------
      Total liabilities                                                                                               26,430
                                                                                                       ----------------------

NET ASSETS:
Capital                                                                                                            6,691,018
Net accumulated realized losses on investment transactions                                                           (71,849)
Net unrealized appreciation in value of investments                                                                   80,898
                                                                                                       ----------------------
Net assets at value                                                                                    $           6,700,067
                                                                                                       ======================
NET ASSET VALUE, offering price and redemption price per share
                 ($6,700,067 /  646,213 shares outstanding)                                            $               10.37
                                                                                                       ======================

-----------------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000
Net investment income:
      Interest income                                                                                  $             149,762
      Expenses:                                                                                        ----------------------
         Investment advisory fees                                                                                     15,967
         Transfer agent                                                                                                4,790
         Professional fees                                                                                             1,262
         Trustee fees                                                                                                    319
         Other expenses                                                                                                2,191
                                                                                                       ----------------------
         Total expenses                                                                                               24,529
         Expenses reimbursed by Investment Advisor                                                                    (5,528)
                                                                                                       ----------------------
Net investment income                                                                                                130,761
                                                                                                       ----------------------
Realized and unrealized loss on investments
      Net realized loss                                                                                              (15,283)
      Net increase in unrealized appreciation                                                                        129,959
                                                                                                       ----------------------
Net realized and unrealized gain on investments                                                                      114,676
                                                                                                       ----------------------
Net increase in net assets resulting from operations                                                   $             245,437
                                                                                                       ======================

     The accompanying notes are an integral part of the financial statements
                                       34

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

                                                                       UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JUNE 30, 2000 AND THE SIX MONTHS ENDED DECEMBER 31, 2000

                                                                                Six Months            One Year
                                                                                 12/31/00               2000
                                                                            ------------------------------------------
Increase in net assets:
   Operations:
      Net investment income                                                    $   130,760           $   272,104
      Net realized loss on investments                                             (15,283)              (36,947)
      Net increase/(decrease) in unrealized appreciation                           129,959               (56,166)
                                                                            ------------------------------------------
   Net increase in net assets resulting from operations                            245,437               178,991
   Dividends to shareholders from net investment income                           (130,761)             (272,104)
   Net fund share transactions                                                     169,911               689,854
                                                                            ------------------------------------------
Total increase                                                                     284,587               596,741
Net assets:
   Beginning of year                                                             6,415,480             5,818,739
                                                                            ------------------------------------------
   End of year                                                                 $ 6,700,067           $ 6,415,480
                                                                            ==========================================

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding

                                                         6 months                       For the years ended June 30,
                                                     ----------------------------------------------------------------------------
                                                        12/31/00       2000         1999         1998         1997       1996(a)
                                                     ----------------------------------------------------------------------------
Net Asset Value, beginning of year                       $10.18       $10.33       $10.44       $10.32       $10.25       $10.20
                                                     ----------------------------------------------------------------------------
Income From Investment Operations:
   Net investment income                                   0.21         0.41         0.39         0.41         0.42         0.42
   Net gains or losses on securities
      (both realized and unrealized)                       0.19        (0.15)       (0.11)        0.12         0.07         0.05
                                                     ----------------------------------------------------------------------------
Total from investment operations                           0.40         0.26         0.28         0.53         0.49         0.47
Less Distributions:
   Distributions (from net investment income)             (0.21)       (0.41)       (0.39)       (0.41)       (0.42)       (0.42)
                                                     ----------------------------------------------------------------------------
Net Asset Value, end of period                           $10.37       $10.18       $10.33       $10.44       $10.32       $10.25
                                                     ============================================================================
Total return                                              3.98%        2.53%        2.67%        5.26%        4.83%        4.62% (b)
Net assets, end of  period (in thousands)                $6,700       $6,415       $5,819       $4,745       $2,993       $2,455
Ratio of expenses to average net assets                   0.30%        0.60%        0.56%        0.51%        0.47%        0.50% (b)
Before expense reimbursement                              0.39%        0.78%        0.73%        0.81%        0.85%        1.19% (b)
Ratio of net investment income to average net assets      1.98%        3.78%        3.52%        3.67%        3.67%        3.36% (b)
  After expense reimbursement                             2.06%        3.96%        3.69%        3.97%        4.04%        4.05% (b)
Portfolio turnover                                       15.55%       28.67%       81.81%       67.59%       24.49%       23.17%
(a) Commencement of operations November 1, 1994.
(b) annualized

     The accompanying notes are an integral part of the financial statements

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES              UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
GOVERNMENT SECURITIES AND AGENCIES -- 100%
DECEMBER 31, 2000

                                                                               MATURITY
BOND DESCRIPTION                                                   COUPON         DATE     RATING#       PAR VALUE   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK
45.69% of Net Assets
Medium Term Note                                                    7.500       10/05/2009 Aaa/AAA*     $ 1,000,000   $  1,003,584
Medium Term Note                                                    7.000       08/15/2014 Aaa/AAA*         500,000        539,516
Medium Term Note                                                    8.000       10/06/2014 Aaa/AAA*       1,040,000      1,039,546
Medium Term Note                                                    7.560       09/01/2004 Aaa/AAA*         150,000        159,166
Medium Term Note                                                    8.170       12/16/2004 Aaa/AAA*       2,000,000      2,173,788
                                                                                                                    ---------------
                                                                                                                         4,915,600

FEDERAL NATIONAL MORTGAGE ASSOCIATION
41.74% OF NET ASSETS
Medium Term Note                                                    6.950       11/13/2006 Aaa/AAA*       1,105,000      1,104,999
Medium Term Note                                                    7.170       06/26/2007 Aaa/AAA*       1,000,000        994,657
Medium Term Note                                                    7.180       08/27/2007 Aaa/AAA*         100,000         99,627
Medium Term Note                                                    7.280       05/23/2007 Aaa/AAA*       1,000,000      1,016,917
Medium Term Note                                                    5.640       12/10/2008 Aaa/AAA*         300,000        294,929
Medium Term Note                                                    6.160       03/02/2009 Aaa/AAA*       1,000,000        978,405
                                                                                                                    ---------------
                                                                                                                         4,489,534

STUDENT LOAN MARKETING ASSOCIATION
10.14% OF NET ASSETS
Medium Term Note                                                    7.300       08/01/2012 Aaa/AAA*       1,000,000      1,091,222
                                                                                                                    ---------------
                                                                                                                         1,091,222

FEDERAL HOME LOAN MORTGAGE CORPORATION
2.32% OF NET ASSETS
Medium Term Note                                                    7.225       11/08/2006 Aaa/AAA*         250,000        250,061
                                                                                                                    ---------------
                                                                                                                           250,061
                                                                                                                    ---------------

Total Investments (cost $10,447,236)(a) - 97.12% of Net Assets                                                        $ 10,746,417
                                                                                                                    ===============

          *   Standard and Poor's Corporation
          **  Fitch Rating Service
              All other ratings by Moody's Investors Service, Inc.

          # Bond ratings are unaudited.

(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                                                                    Unrealized appreciation                           $    320,990
                                                                    Unrealized depreciation                                (21,809)
                                                                                                                    ---------------
                                                                    Net unrealized appreciation                       $    299,181
                                                                                                                    ===============

     The accompanying notes are an integral part of the financial statements
                                       36

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

                                                                       UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

ASSETS:
Investments in securities, at value (Cost: $10,447,236)                                $           10,746,417
Interest receivable                                                                                   135,152
                                                                                       -----------------------
      Total assets                                                                                 10,881,569

LIABILITIES:
Cash overdraft                                                     $            65,619
Payable for:
   Distributions                                                                55,376
   Management fee                                                                1,843
   Transfer agent                                                                1,382
   Other fees                                                                      468
                                                                   --------------------
      Total liabilities                                                                               124,688
                                                                                       -----------------------

NET ASSETS:
Net assets consist of:
Capital                                                                                            11,468,133
Net accumulated realized losses on investment transactions                                         (1,010,411)
Net unrealized appreciation in value of investments                                                   299,159
                                                                                       -----------------------
Net assets at value                                                                    $         $ 10,756,881
                                                                                       =======================

NET ASSET VALUE, offering price and redemption price per share
                 ($10,756,881 / 1,091,583 shares outstanding)                          $               $ 9.85
                                                                                       =======================

--------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000

Net investment income:
      Interest income                                                                  $              382,146
                                                                                       -----------------------
      Expenses:
         Investment advisory fees                                                                      10,649
         Transfer agent                                                                                 7,987
         Professional fees                                                                              1,001
         Trustee fees                                                                                     524
         Other expenses                                                                                 2,246
                                                                                       -----------------------
         Total expenses                                                                                22,407
                                                                                       -----------------------
Net investment income                                                                                 359,739
                                                                                       -----------------------
Realized and unrealized gain/(loss) on investments
Net realized loss                                                                                     (10,025)
Net increase in unrealized appreciation                                                               476,915
                                                                                       -----------------------
Net realized and unrealized gain on investments                                                       466,890
                                                                                       -----------------------
Net increase in net assets resulting from operations                                   $              826,629
                                                                                       =======================

     The accompanying notes are an integral part of the financial statements
                                       37

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

                                                                       UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JUNE 30, 2000 AND THE SIX MONTHS ENDED DECEMBER 31, 2000

                                                                            Six Months               One Year
                                                                             12/31/00                  2000
                                                                      ------------------------------------------------
Increase in net assets:
   Operations:
      Net investment income                                                $    359,739            $    735,184
      Net realized loss on investments                                          (10,025)               (248,412)
      Net increase/(decrease) in unrealized appreciation                        476,915                (106,164)
                                                                      ------------------------------------------------
   Net increase in net assets resulting from operations                         826,629                 380,608
   Distributions to shareholders                                               (359,739)               (735,184)
   Net fund share transactions                                                  122,699                (256,329)
                                                                      ------------------------------------------------
Total increase/(decrease)                                                       589,589                (610,905)
Net assets:
   Beginning of year                                                         10,167,292              10,778,197
                                                                      ------------------------------------------------
   End of period                                                           $ 10,756,881            $ 10,167,292
                                                                      ================================================

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                                For the years ended June 30,
                                            Six months    ------------------------------------------------------------------
                                             12/31/00        2000          1999          1998          1997           1996
                                            ----------    ----------    ----------    ----------    ----------    ----------

Net asset value, beginning of year               $9.43         $9.73        $10.14         $9.89         $9.85        $10.15
                                            ----------    ----------    ----------    ----------    ----------    ----------
Income from investment operations:
  Net investment income                           0.33          0.65          0.64          0.66          0.72          0.72
  Net gains/(losses) on securities,
    both realized and unrealized                  0.42         (0.30)        (0.41)         0.25          0.04         (0.30)
                                            ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations                  0.75          0.35          0.23          0.91          0.76          0.42
Less distributions:
  Distributions from net investment income       (0.33)        (0.65)        (0.64)        (0.66)        (0.72)        (0.72)
                                            ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                   $9.85         $9.43         $9.73        $10.14         $9.89         $9.85
                                            ==========    ==========    ==========    ==========    ==========    ==========
Total return                                      8.05%         3.76%         2.21%         9.47%         7.95%         4.15%
Net assets, end of period (in thousands)       $10,761       $10,167       $10,778        $9,596        $8,288        $7,765
Ratio of expenses to average net assets           0.21%         0.41%         0.49%         0.53%         0.50%         0.40%
Ratio of net investment income to
    average net assets                            3.41%         6.83%         6.32%         6.57%         7.20%         6.89%
Portfolio turnover                                0.00%        33.35%        24.04%        23.49%        40.86%        33.89%

     The accompanying notes are an integral part of the financial statements
                                      38

DUPREE MUTUAL FUNDS                                                    UNAUDITED
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

1.     SIGNIFICANT ACCOUNTING POLICIES

       Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the "Trust") permits the Trustees to create an unlimited number of series of investment portfolios (each a "Fund" and collectively the "Funds") and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers nine series:

              the Alabama Tax-Free Income Series, a non-diversified portfolio,

              the Kentucky Tax-Free Income Series, a diversified portfolio, the Kentucky Tax-Free Short-to-Medium Series, a non-diversified portfolio,

              the Mississippi Tax-Free Income Series, a non-diversified portfolio,

              the North Carolina Tax-Free Income Series, a non-diversified portfolio, the North Carolina Tax-Free Short-to-Medium Series, a non-diversified portfolio,

              the Tennessee Tax-Free Income Series, a diversified portfolio, the Tennessee Tax-Free Short-to-Medium Series, a non-diversified portfolio, and the Intermediate Government Bond Series, a non-diversified portfolio.

       The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities.

       The Intermediate Government Bond Series' investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

       The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

       A.     SECURITY VALUATION
              Securities are valued by using market quotation or obtained from yield data relating to instruments or securities with similar characteristics as determined in good faith under the direction of the Funds' Board of Trustees.

       B.     SECURITY TRANSACTIONS
              Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

       C.     SECURITY INCOME
              Interest income, which includes the amortization of premiums and the accretion of original issue discounts for financial and tax reporting purposes, is recorded on the accrual basis.

DUPREE MUTUAL FUNDS                                                    UNAUDITED
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

1.     SIGNIFICANT  ACCOUNTING POLICIES, CONTINUED:

       D.     FEDERAL INCOME TAXES
              Each of the Funds is a separate entity for federal income tax purposes. It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the "code") applicable to regulated investment companies, including the distribution of all taxable income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2000. Therefore, no federal income tax provision is required.

       E.     DISTRIBUTIONS
              All of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions to be paid are payable in cash or in additional shares at the net asset value on the payable date. Distributions are payable:

              MONTHLY for:       the Kentucky Tax-Free Short-to-Medium Series, and
                                 the North Carolina Tax-Free Short-to-Medium Series, and
                                 the Tennessee Tax-Free Short-to-Medium Series, and
                                 the Intermediate Government Bond Series, and

              QUARTERLY for:     the Alabama Tax-Free Income Series, and
                                 the Kentucky Tax-Free Income Series, and
                                 the Mississippi Tax-Free Income Series, and
                                 the North Carolina Tax-Free Income Series, and
                                 the Tennessee Tax-Free Income Series

               Timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax basis differences relating to shareholder distributions have been reclassified to capital.

       F.     ESTIMATES
              The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

2.     INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

       The Trustees of the Trust consist of six individuals, four of whom are not "interested persons" of the Trust as defined in the Investment Company Act of 1940. Two of the Trust's trustees are "interested persons" of the Trust's Investment Advisor and of the Trust within the meaning of
       Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their officership, directorship and/or employment with Dupree & Company, Inc.

       The Funds have a contractual agreement with Star Bank, N.A. whereby the bank will provide certain custodial services for $1.00 per year.

       Subject to the direction of the Trustees, Dupree & Company, Inc. is responsible for the management of the Funds' portfolios. The compensation paid to Dupree & Company, Inc. pursuant to the Investment Advisory Agreements is a percentage of the daily net assets of each series (determined separately) as follows:

DUPREE MUTUAL FUNDS                                                    UNAUDITED
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

2.     INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES,
       CONTINUED:

       RANGE OF NET ASSETS                                                       $100,000,001-
                                                          $0-$100,000,000        $150,000,000       $150,000,001+
       Alabama Tax-Free Income Series                        .50 of 1%             .45 of 1%          .40 of 1%
       Kentucky Tax-Free Income Series                       .50 of 1%             .45 of 1%          .40 of 1%
       Kentucky Tax-Free Short-to-Medium Series              .50 of 1%             .45 of 1%          .40 of 1%
       Mississippi Tax-Free Income Series                    .50 of 1%             .45 of 1%          .40 of 1%
       North Carolina Tax-Free Income Series                 .50 of 1%             .45 of 1%          .40 of 1%
       North Carolina Tax-Free Short-to-Medium Series        .50 of 1%             .45 of 1%          .40 of 1%
       Tennessee Tax-Free Income Series                      .50 of 1%             .45 of 1%          .40 of 1%
       Tennessee Tax-Free Short-to-Medium Series             .50 of 1%             .45 of 1%          .40 of 1%
       Intermediate Government Bond Series                   .20 of 1%             .20 of 1%          .20 of 1%

       However, the advisor may voluntarily waive or refund investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses.

       For the period ended December 31, 2000 investment advisory fees for:

       the Alabama Tax-Free Income Series totaled $1,050; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $1,995 in accordance with the investment advisory agreement, the Mississippi Tax-Free Income Series totaled $828; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $1,777 in accordance with the investment advisory agreement, the North Carolina Tax-Free Income Series totaled $56,902; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $17,839 in accordance with the investment advisory agreement, the North Carolina Tax-Free Short-to-Medium Series totaled $11,100; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $6,826 in accordance with the investment advisory agreement, the Tennessee Tax-Free Income Series totaled $104,007; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $32,238 in accordance with the investment advisory agreement, the Tennessee Tax-Free Short-to-Medium Series totaled $15,967; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $5,528 in accordance with the investment advisory agreement, and

       In addition, each Fund has entered into a shareholder service agreement with Dupree & Company, Inc., the Funds' Transfer Agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 of average net assets and .12% of all amounts in excess of $20,000,000 of average net assets.

DUPREE MUTUAL FUNDS                                                    UNAUDITED
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

3.     PURCHASES AND SALES OF SECURITIES

       During the period, the cost of purchases and the proceeds from sales of securities for each Series were as follows:

                                                                          Purchases            Sales/Calls
                                                                     -----------------   -----------------
       Alabama Tax-Free Income Series                                $         312,526   $               0
       Kentucky Tax-Free Income Series                                      25,106,605          13,239,850
       Kentucky Tax-Free Short-to-Medium Series                              2,000,000           6,330,456
       Mississippi Tax-Free Income Series                                      203,057                   0
       North Carolina Tax-Free Income Series                                 1,932,480           2,007,150
       North Carolina Tax-Free Short-to-Medium Series                          560,432             180,500
       Tennessee Tax-Free Income Series                                      4,216,390           4,614,789
       Tennessee Tax-Free Short-to-Medium Series                               974,675           1,240,369
       Intermediate Government Bond Series                                     368,664             239,725

4.     CAPITAL SHARES

       At December 31, 2000, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES                             SIX MONTHS ENDED                     YEAR ENDED
                                                          DECEMBER 31, 2000                   JUNE 30, 2000
                                                         SHARES           AMOUNT            SHARES           AMOUNT
SHARES SOLD                                                38,447         $ 403,989            37,521        $378,504
SHARES ISSUED FOR REINVESTMENT FROM
NET INVESTMENT INCOME                                         658             6,849               168           1,710
SHARES REDEEMED                                           (11,492)         (120,674)          (16,173)       (164,411)
NET INCREASE                                               27,613          $290,164            21,516        $215,803


KENTUCKY TAX-FREE INCOME SERIES                            SIX MONTHS ENDED                     YEAR ENDED
                                                          DECEMBER 31, 2000                   JUNE 30, 2000
                                                         SHARES           AMOUNT            SHARES           AMOUNT
SHARES SOLD                                             3,580,032       $26,129,375         9,059,536    $ 65,847,552
SHARES ISSUED FOR REINVESTMENT FROM
NET INVESTMENT INCOME                                     865,162         6,263,846         1,772,788      12,625,387
SHARES REDEEMED                                        (2,516,771)      (18,391,480)       (9,627,903)    (69,757,756)
NET INCREASE                                            1,928,423       $14,001,741         1,154,421      $8,715,183


KENTUCKY TAX-FREE                                          SIX MONTHS ENDED                     YEAR ENDED
SHORT-TO-MEDIUM SERIES                                    DECEMBER 31, 2000                   JUNE 30, 2000
                                                         SHARES           AMOUNT            SHARES           AMOUNT
SHARES SOLD                                             1,418,040        $7,292,686         5,370,435    $ 27,545,060
SHARES ISSUED FOR REINVESTMENT FROM
NET INVESTMENT INCOME                                     144,658           741,562           313,257       1,608,716
SHARES REDEEMED                                        (1,941,326)       (9,970,941)       (6,915,284)    (35,472,536)
NET DECREASE                                             (378,628)      ($1,936,693)       (1,231,592)    ($6,318,760)

DUPREE MUTUAL FUNDS                                                    UNAUDITED
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

4.     CAPITAL SHARES, CONTINUED:

MISSISSIPPI TAX-FREE                                       SIX MONTHS ENDED                     YEAR ENDED
INCOME SERIES                                             DECEMBER 31, 2000                   JUNE 30, 2000
                                                          SHARES           AMOUNT            SHARES           AMOUNT
SHARES SOLD                                                39,738         $ 418,065            33,399        $335,828
SHARES ISSUED FOR REINVESTMENT FROM
NET INVESTMENT INCOME                                         513             5,339               179           1,827
SHARES REDEEMED                                           (20,903)         (219,506)          (10,544)       (106,203)
NET INCREASE                                               19,348          $203,898            23,034        $231,452


NORTH CAROLINA TAX-FREE                                    SIX MONTHS ENDED                     YEAR ENDED
INCOME SERIES                                             DECEMBER 31, 2000                   JUNE 30, 2000
                                                          SHARES           AMOUNT            SHARES           AMOUNT
SHARES SOLD                                               193,059       $ 2,012,377           817,085     $ 8,330,950
SHARES ISSUED FOR REINVESTMENT FROM
NET INVESTMENT INCOME                                      35,823           368,114            64,143         663,502
SHARES ISSUED FOR REINVESTMENT FROM
CAPITAL GAINS                                                   0                 0             2,342          23,908
SHARES REDEEMED                                          (141,640)       (1,474,525)         (595,732)     (6,081,079)
NET INCREASE                                               87,242          $905,966           287,838      $2,937,281


NORTH CAROLINA TAX-FREE                                    SIX MONTHS ENDED                     YEAR ENDED
SHORT-TO-MEDIUM SERIES                                    DECEMBER 31, 2000                   JUNE 30, 2000
                                                          SHARES           AMOUNT            SHARES           AMOUNT
SHARES SOLD                                               125,027       $ 1,252,864           415,570     $ 4,161,326
SHARES ISSUED FOR REINVESTMENT FROM
NET INVESTMENT INCOME                                       7,674            76,713            15,153         151,679
SHARES REDEEMED                                           (98,420)         (985,346)         (393,607)     (3,938,345)
NET INCREASE                                               34,281          $344,231            37,116        $374,660


TENNESSEE TAX-FREE INCOME SERIES                            SIX MONTHS ENDED                    YEAR ENDED
                                                           DECEMBER 31, 2000                   JUNE 30, 2000
                                                          SHARES           AMOUNT            SHARES           AMOUNT
SHARES SOLD                                                286,627       $ 3,012,270        1,196,422    $ 12,435,654
SHARES ISSUED FOR REINVESTMENT FROM
NET INVESTMENT INCOME                                       51,255           531,475          105,725       1,109,946
SHARES ISSUED FOR REINVESTMENT FROM
CAPITAL GAINS                                                    0                 0              483           5,010
SHARES REDEEMED                                           (370,922)       (3,904,047)      (1,653,436)    (17,195,552)
NET DECREASE                                               (33,040)        ($360,302)        (350,806)    ($3,644,942)

DUPREE MUTUAL FUNDS                                                    UNAUDITED
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

4.     CAPITAL SHARES, CONTINUED:

TENNESSEE TAX-FREE                                         SIX MONTHS ENDED                     YEAR ENDED
SHORT-TO-MEDIUM SERIES                                    DECEMBER 31, 2000                   JUNE 30, 2000
                                                          SHARES           AMOUNT            SHARES           AMOUNT
SHARES SOLD                                               176,661       $ 1,816,809           787,419     $ 8,068,503
SHARES ISSUED FOR REINVESTMENT FROM
NET INVESTMENT INCOME                                       9,210            94,268            18,524         189,807
SHARES REDEEMED                                          (169,806)       (1,741,166)         (738,944)     (7,568,456)
NET INCREASE                                               16,065          $169,911            66,999        $689,854


INTERMEDIATE GOVERNMENT BOND                               SIX MONTHS ENDED                     YEAR ENDED
SERIES                                                    DECEMBER 31, 2000                   JUNE 30, 2000
                                                          SHARES           AMOUNT            SHARES           AMOUNT
SHARES SOLD                                                86,735         $ 829,944           187,444     $ 1,786,093
SHARES ISSUED FOR REINVESTMENT FROM
NET INVESTMENT INCOME                                      22,590           219,372            50,182         476,716
SHARES REDEEMED                                           (96,120)         (926,617)         (267,689)     (2,519,138)
NET INCREASE(DECREASE)                                     13,205          $122,699          (30,063)      ($256,329)

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

5.  FEDERAL INCOME TAXES

    At June 30, 2000 the Kentucky Tax-Free Income Series, the Kentucky Tax-Free Short-to-Medium Series, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, the Tennessee Tax-Free Short-to-Medium Series and the Intermediate Government Bond Series have capital loss carry forwards which are available to offset future capital gains, if any. The capital loss carry forwards expire as follows:

                                      KY                         NC                      TN
                        KY         Tax-Free         NC        Tax-Free       TN       Tax-Free     Intermediate
                     Tax-Free      Short-to      Tax-Free     Short-to    Tax-Free    Short-to      Government
                      Income        Medium        Income       Medium      Income      Medium          Bond
                      Series        Series        Series       Series      Series      Series         Series


          2003        $131,372      $344,195    $  ---       $  ---      $  ---       $ ---        $  664,593
          2004         ---            10,144       ---            1,436     ---             807        87,381
          2005         ---           188,198       ---            1,015     ---           1,660       ---
          2006         ---            73,155       ---              804     ---           2,666       ---
          2007         ---           ---           ---          ---         ---         ---           ---
          2008        686,889        135,232        95,859         6858     276,976      21,890       209,853
                    ---------------------------------------------------------------------------------------------

Net accumulated
realized losses      $818,261       $750,924       $95,859      $10,113    $276,976     $27,023      $961,827
                    ==============================================================================================

       The amount of long-term capital gains paid for the fiscal year ended June 30, 2000 were as follows:

         Tennessee Tax-Free Income Series                  $    122
         North Carolina Tax-Free Income Series             $ 30,111

       For the year ended June 30, 2000, all of the distributions made from net investment income of the Dupree municipal bond funds are tax-exempt for federal income tax purposes.

Capital losses incurred after October 31 ("Post-October" losses) within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. The Funds incurred and will elect to defer net capital losses during fiscal 2000 as follows:

            KY Tax-Free    KY Tax-Free     NC Tax-Free    NC Tax-Free     TN Tax-Free     TN Tax-Free     Intermediate
              Income      Short-to-Medium    Income     Short-to-Medium     Income      Short-to-Medium    Government
              Series           Series         Series         Series         Series           Series       Bond Series

              $2,253,761      $280,543       $22,584         $22,225       $403,254         $29,543         $38,559

To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

6.     LINE OF CREDIT AGREEMENT

       Under the terms of an agreement with Star Bank, N.A., principal amounts up to 5% of a Fund's net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand. Interest will be payable based on the prime rate of the bank (9.50% at December 31, 2000). Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated. Debt covenants, among others, require the Funds to:

              -  Provide the lender with the Funds' annual report
              - Comply with all agreements with the lender and with applicable laws and regulations
              -  Maintain appropriate insurance coverage

       No borrowings were outstanding nor was the line of credit drawn on during the period ended December 31, 2000.

SHAREHOLDER MEETING

A meeting of Shareholders was held on October 25, 2000. The purpose of the meeting was (I) to elect Messrs. Thomas P. Dupree Sr., William T. Griggs II, William Combs, J. William Howerton, William Patterson and Ms. Lucy A. Breathitt as Trustees; (ii) to ratify the selection of Ernst & Young LLP as the Trust's independent auditors for the fiscal year ending June 30, 2001.

The results of all matters voted on by shareholders at the Shareholder Meeting held October 25, 2000 were as follows:

A.       ELECTION OF TRUSTEES:

                                 FOR                 AGAINST        ABSTAIN           WITHHELD       TOTAL
Thomas P. Dupree, Sr.        47,179.204.251         46,395.004     61,275.028          107.655   47,234,272.482
William T. Griggs II         47,186,756.262         46,395.004     61,275.028          107.655   47,241,824.493
Lucy A. Breathitt            47,152,282.747         46,395.004     61,275.028          107.655   47,207,350.978
William A. Combs             47,259,527.783         46,395.004     61,275.028          107.655   47,314,596.014
J. William Howerton          47,088,021.951         46,395.004     61,275.028          107.655   47,143,090.182
William S. Patterson         46,722,454.575         46,395.004     61,275.028          107.655   46,777,522.806

Cumulative voting rights were exercised in the election of Trustees. The total proxy votes are distributed among those individuals selected.

B.     RATIFICATION OF ERNST & YOUNG LLP FOR THE FISCAL YEAR 2001:

                                 FOR             AGAINST          ABSTAIN          TOTAL
Ernst & Young LLP            46,623,728.569        241,159.566    340,930.818   47,153,109.497

INVESTMENT ADVISER
TRANSFER AGENT AND
DISBURSING AGENT
Dupree & Company, Inc.
P.O. Box 1149
Lexington, Kentucky  40588-1149

CUSTODIAN
Firstar
425 Walnut Street, ML 6118
P.O. Box 1118
Cincinnati, Ohio  45201-1118

INDEPENDENT ACCOUNTANTS
Ernst & Young LLP
1300 Chiquita Center
Cincinnati, Ohio  45202

LEGAL COUNSEL
Darsie & Elste
P.O. Box 22219
Lexington, Kentucky 45022

HOW TO REACH US
Dupree Mutual Funds
P.O. Box 1149
Lexington, Kentucky 40588-1149

BY PHONE:
800 866 0614

E-MAIL
INQUIRY@DUPREE-FUNDS.COM
WWW.Dupree-Funds.Com

IN NORTH CAROLINA
Carolina Financial Investments, LLC
P. O. Box 1466
Brevard, NC 28712
Phone:  800 284 2562
E-Mail cfg@carofin.com

BOARD OF TRUSTEES

Thomas P. Dupree, Sr.
Chairman
Dupree & Company, Inc.

William A. Combs, Jr.
Chairman, Dupree Mutual Funds
Secretary, Treasurer, Director, Freedom
Dodge, Lexington, Kentucky Dana
Motor Company, Cincinnati, Ohio;
Secretary, Treasurer, Director, Ellerslie
Reality, Inc., Lexington, KY; Partner,
Forkland Development Company,
Lexington, KY; Partner, Lexland,
Lexington, KY; Director, First Security
Bank, Lexington, KY

William T. Griggs II
President
Dupree & Company, Inc.

Lucy A. Breathitt
Alexander Farms, farming: KY Horse
Park Foundation Board; KY Horse Park
Museum Board

J. William Howerton
Judge (retired November 1996) KY
Court of Appeals; Lifetime Trustee
Paducah Junior College, Vice Chairman
Paducah McCraken Co. Joint Sewer
Agency; Self-Employed Mediator,
Arbitrator and Special Judge

William S. Patterson
President and CEO
Cumberland Surety Insurance Co., Inc.
Lexington, Kentucky